ActivePassive Core Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 27.7%	Par	Value
United States Treasury Inflation Indexed Bonds, 1.88%, 07/15/2035	$1,294,758	$1,306,835
United States Treasury Note/Bond
4.25%, 12/31/2025	683,000	683,232
4.25%, 01/31/2026	276,000	276,146
4.00%, 02/15/2026	380,000	380,161
4.63%, 02/28/2026	300,000	300,529
4.63%, 03/15/2026	1,674,000	1,678,201
4.50%, 03/31/2026	7,772,000	7,789,045
3.75%, 04/15/2026	1,455,000	1,455,051
4.88%, 04/30/2026	829,000	832,727
4.88%, 05/31/2026	902,000	906,780
1.88%, 06/30/2026	36,000	35,528
4.63%, 06/30/2026	884,000	888,381
4.50%, 07/15/2026	56,000	56,130
1.88%, 07/31/2026	373,000	368,545
4.38%, 07/31/2026	900,000	903,715
6.75%, 08/15/2026	1,661,000	1,695,700
0.75%, 08/31/2026	186,000	181,539
3.75%, 08/31/2026	1,485,000	1,485,450
2.00%, 11/15/2026	673,000	662,657
1.63%, 11/30/2026	205,000	200,503
4.25%, 11/30/2026	894,000	899,298
4.38%, 12/15/2026	864,000	870,670
4.00%, 01/15/2027	3,055,000	3,068,366
4.13%, 01/31/2027	803,000	807,736
4.25%, 03/15/2027	548,000	552,624
3.88%, 03/31/2027	910,000	913,430
4.50%, 04/15/2027	1,496,000	1,514,525
4.63%, 06/15/2027	720,000	731,531
3.25%, 06/30/2027	50,000	49,662
3.75%, 08/15/2027	545,000	547,012
0.38%, 09/30/2027	41,000	38,642
0.50%, 10/31/2027	1,136,000	1,073,254
3.50%, 10/31/2027	470,000	469,908
6.13%, 11/15/2027	1,666,000	1,748,975
0.63%, 11/30/2027	36,000	33,935
0.63%, 12/31/2027	1,422,000	1,340,763
0.75%, 01/31/2028	45,000	42,343
4.00%, 02/29/2028	537,000	542,852
3.88%, 03/15/2028	2,911,000	2,936,130
3.63%, 03/31/2028	1,561,000	1,565,909
3.75%, 05/15/2028	4,800,000	4,817,738
1.25%, 05/31/2028	87,000	82,177
1.25%, 06/30/2028	121,000	114,080
3.88%, 07/15/2028	3,850,000	3,887,147
1.00%, 07/31/2028	3,855,000	3,612,783
4.13%, 07/31/2028	336,000	341,440
2.88%, 08/15/2028	1,327,000	1,306,369
3.63%, 08/15/2028	4,560,000	4,576,120
1.13%, 08/31/2028	11,000	10,298
4.38%, 08/31/2028	63,000	64,285
1.25%, 09/30/2028	5,000	4,689
1.38%, 10/31/2028	5,000	4,697
5.25%, 11/15/2028	1,659,000	1,740,265
1.50%, 11/30/2028	1,334,000	1,258,754
1.38%, 12/31/2028	1,311,000	1,230,624
3.75%, 12/31/2028	702,000	707,183
1.75%, 01/31/2029	10,000	9,453
4.00%, 01/31/2029	273,000	276,972
1.88%, 02/28/2029	15,000	14,216
4.25%, 02/28/2029	311,000	317,967
2.38%, 03/31/2029	10,000	9,619
4.63%, 04/30/2029	1,638,000	1,695,746
2.38%, 05/15/2029	5,000	4,802
4.50%, 05/31/2029	894,000	922,479
4.25%, 06/30/2029	2,911,000	2,980,989
4.00%, 07/31/2029	3,378,000	3,431,111
1.63%, 08/15/2029	10,000	9,329
1.75%, 11/15/2029	10,000	9,331
3.88%, 12/31/2029	5,000	5,046
3.50%, 01/31/2030	71,000	70,647
1.50%, 02/15/2030	10,000	9,180
4.00%, 02/28/2030	1,661,000	1,688,965
3.63%, 03/31/2030	658,000	659,349
4.00%, 03/31/2030	913,000	928,496
3.50%, 04/30/2030	1,881,000	1,875,195
0.63%, 05/15/2030	3,436,000	3,021,063
3.75%, 05/31/2030	1,080,000	1,087,467
4.00%, 05/31/2030	250,000	254,351
3.75%, 06/30/2030	1,324,000	1,333,154
3.88%, 06/30/2030	2,965,000	3,001,078
3.88%, 07/31/2030	2,841,000	2,875,403
4.00%, 07/31/2030	1,582,000	1,609,500
0.63%, 08/15/2030	6,524,000	5,691,680
4.13%, 08/31/2030	15,000	15,303
4.63%, 09/30/2030	323,000	337,497
4.88%, 10/31/2030	627,000	662,477
0.88%, 11/15/2030	4,518,000	3,963,310
4.38%, 11/30/2030	893,000	923,802
3.75%, 12/31/2030	3,461,000	3,481,482
4.00%, 01/31/2031	1,256,000	1,277,808
1.13%, 02/15/2031	4,296,000	3,798,100
4.25%, 02/28/2031	6,276,000	6,460,235
4.13%, 03/31/2031	9,783,000	10,010,952
4.63%, 04/30/2031	525,000	550,122
1.63%, 05/15/2031	15,000	13,477
4.63%, 05/31/2031	222,000	232,067
4.25%, 06/30/2031	4,153,000	4,275,643
4.13%, 07/31/2031	560,000	572,906
1.25%, 08/15/2031	4,666,000	4,086,942
3.75%, 08/31/2031	2,355,000	2,363,647
1.38%, 11/15/2031	3,500,000	3,067,285
4.38%, 01/31/2032	1,623,000	1,681,010
1.88%, 02/15/2032	2,685,000	2,411,361
4.13%, 02/29/2032	185,000	188,596
4.13%, 03/31/2032	370,000	378,115
2.88%, 05/15/2032	1,268,000	1,204,972
2.75%, 08/15/2032	1,377,000	1,294,380
3.50%, 02/15/2033	1,414,000	1,386,549
3.38%, 05/15/2033	45,000	43,579
3.88%, 08/15/2033	7,491,000	7,506,948
4.50%, 11/15/2033	796,000	830,934
4.00%, 02/15/2034	2,695,000	2,716,950
4.38%, 05/15/2034	14,219,000	14,703,612
3.88%, 08/15/2034	2,992,000	2,980,371
4.63%, 02/15/2035	5,637,000	5,921,713
4.25%, 05/15/2035	1,420,000	1,449,620
4.25%, 08/15/2035	6,910,000	7,045,501
4.00%, 11/15/2035	1,090,000	1,088,382
4.75%, 02/15/2037	587,000	623,412
4.50%, 05/15/2038	2,512,000	2,594,965
4.38%, 11/15/2039	24,000	23,991
1.13%, 05/15/2040	589,000	381,320
1.13%, 08/15/2040	98,000	62,643
1.38%, 11/15/2040	638,000	422,700
1.88%, 02/15/2041	640,000	456,250
2.25%, 05/15/2041	147,000	110,100
4.38%, 05/15/2041	24,000	23,734
1.75%, 08/15/2041	637,000	438,597
2.00%, 11/15/2041	615,000	438,091
3.13%, 11/15/2041	19,000	15,974
2.38%, 02/15/2042	587,000	440,697
3.13%, 02/15/2042	636,000	532,434
3.25%, 05/15/2042	623,000	529,866
3.88%, 02/15/2043	160,000	146,527
2.88%, 05/15/2043	2,170,000	1,719,979
3.88%, 05/15/2043	51,000	46,594
4.38%, 08/15/2043	413,000	402,740
3.75%, 11/15/2043	248,000	221,434
4.75%, 11/15/2043	2,263,000	2,310,337
4.50%, 02/15/2044	502,000	496,176
4.63%, 05/15/2044	3,168,000	3,177,900
3.13%, 08/15/2044	1,170,000	947,471
4.13%, 08/15/2044	1,851,000	1,735,963
5.00%, 05/15/2045	184,000	192,459
2.88%, 08/15/2045	200,000	153,334
2.25%, 08/15/2046	311,000	210,004
3.00%, 02/15/2047	626,000	483,377
2.75%, 08/15/2047	194,000	141,916
2.75%, 11/15/2047	298,000	217,918
3.13%, 05/15/2048	714,000	556,864
3.00%, 08/15/2048	515,000	391,501
3.38%, 11/15/2048	802,000	651,155
3.00%, 02/15/2049	660,000	499,434
2.88%, 05/15/2049	794,000	585,482
2.25%, 08/15/2049	1,047,000	675,969
2.38%, 11/15/2049	795,000	525,911
2.00%, 02/15/2050	338,000	204,470
1.25%, 05/15/2050	875,000	434,355
1.38%, 08/15/2050	2,028,000	1,032,300
1.63%, 11/15/2050	9,954,000	5,405,489
1.88%, 02/15/2051	1,403,000	810,561
2.38%, 05/15/2051	1,372,000	892,684
2.00%, 08/15/2051	540,000	319,961
1.88%, 11/15/2051	2,493,000	1,425,830
2.25%, 02/15/2052	2,113,000	1,324,669
2.88%, 05/15/2052	2,005,000	1,445,558
3.00%, 08/15/2052	609,000	450,065
3.63%, 02/15/2053	686,000	572,475
3.63%, 05/15/2053	605,000	504,301
4.13%, 08/15/2053	499,000	455,191
4.75%, 11/15/2053	2,948,000	2,978,862
4.25%, 02/15/2054	400,000	372,594
4.63%, 05/15/2054	1,340,000	1,328,746
4.25%, 08/15/2054	769,000	716,402
4.50%, 11/15/2054	961,000	933,634
4.63%, 02/15/2055	1,966,000	1,949,949
4.75%, 05/15/2055	2,187,000	2,213,825
4.63%, 11/15/2055	470,000	466,695
TOTAL U.S. TREASURY SECURITIES (Cost $246,047,188)		248,135,140

EXCHANGE TRADED FUNDS - 26.4%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	240,115	24,208,394
iShares MBS ETF	1,303,626	124,848,262
Vanguard Total International Bond ETF (a)	1,761,371	87,452,070
TOTAL EXCHANGE TRADED FUNDS (Cost $230,119,240)		236,508,726

CORPORATE BONDS - 22.8%	Par	Value
Advertising & Marketing - 0.0%(b)
Neptune Bidco US, Inc.
9.29%, 04/15/2029 (c)	12,000	11,925
10.38%, 05/15/2031 (c)	5,000	5,046
Stagwell Global LLC, 5.63%, 08/15/2029 (c)	14,000	13,582
		30,553

Aerospace & Defense - 0.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (c)	14,000	14,505
Embraer Netherlands Finance BV, 5.98%, 02/11/2035 (a)	121,000	128,950
Goat Holdco LLC, 6.75%, 02/01/2032 (c)	203,000	207,865
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (c)	8,000	8,753
TransDigm, Inc.
6.75%, 08/15/2028 (c)	120,000	122,297
4.63%, 01/15/2029	10,000	9,860
6.88%, 12/15/2030 (c)	70,000	72,846
7.13%, 12/01/2031 (c)	115,000	120,407
6.00%, 01/15/2033 (c)	165,000	168,429
6.25%, 01/31/2034 (c)	32,000	33,118
		887,030

Airlines - 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (c)	427,000	431,269
OneSky Flight LLC, 8.88%, 12/15/2029 (c)	7,000	7,421
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	391,876	389,029
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	110,519	112,744
United Airlines Class B Pass Through Trust, Series 2020-1, 4.88%, 01/15/2026	162,679	162,296
		1,102,759

Apparel & Textile Products - 0.0%(b)
Champ Acquisition Corp., 8.38%, 12/01/2031 (c)	20,000	21,269

Auto Parts Manufacturing - 0.0%(b)
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (c)	7,000	7,057

Automobiles & Components - 0.1%
General Motors Co., 6.80%, 10/01/2027	400,000	415,257
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031	445,000	424,028
Phinia, Inc., 6.75%, 04/15/2029 (c)	7,000	7,214
		846,499

Automobiles Manufacturing - 0.7%
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	55,679
BMW US Capital LLC
4.90%, 04/02/2029 (c)	379,000	386,855
4.15%, 04/09/2030 (c)	164,000	163,034
2.55%, 04/01/2031 (c)	284,000	259,378
5.15%, 08/11/2033 (c)	82,000	84,577
General Motors Financial Co., Inc., 5.85%, 04/06/2030	45,000	47,284
Hyundai Capital America
1.50%, 06/15/2026 (c)	233,000	229,146
5.45%, 06/24/2026 (c)	11,000	11,048
3.50%, 11/02/2026 (c)	94,000	93,201
5.30%, 03/19/2027 (c)	10,000	10,117
5.30%, 06/24/2029 (c)	9,000	9,252
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026 (c)	436,000	435,795
3.75%, 02/22/2028 (c)	1,071,000	1,066,041
5.10%, 08/03/2028 (c)	312,000	319,738
2.63%, 03/10/2030 (c)	857,000	805,689
Stellantis Financial Services US Corp.
4.95%, 09/15/2028 (c)	395,000	397,266
5.40%, 09/15/2030 (c)	580,000	585,641
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (c)	332,000	314,623
6.20%, 11/16/2028 (c)	344,000	360,064
6.45%, 11/16/2030 (c)	200,000	214,764
		5,849,192

Banks - 3.3%
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032 (c)	206,000	228,685
Bank of America Corp.
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	707,000	704,815
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029	975,000	973,619
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	270,111
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	34,000	31,184
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	19,753
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,400,000	1,478,135
Bank of Nova Scotia, 4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	370,000	375,796
Barclays PLC
7.12% to 06/27/2033 then SOFR + 3.57%, 06/27/2034	700,000	787,055
6.04% to 03/12/2054 then SOFR + 2.42%, 03/12/2055	859,000	917,917
BNP Paribas SA, 5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (c)	369,000	377,978
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	250,000	254,190
BPCE SA
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (c)	260,000	233,537
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (c)	415,000	443,075
6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046 (c)	957,000	1,034,232
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034 (c)	532,000	598,527
Citibank NA, 5.80%, 09/29/2028	500,000	524,930
Citigroup, Inc.
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	220,000	218,752
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	235,000	233,828
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030	840,000	864,295
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	395,000	391,163
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	122,000	122,130
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	790,000	809,864
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,066,000	1,139,320
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	615,000	648,356
6.13%, 08/25/2036	657,000	705,999
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	741,784
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	468,000	472,123
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (c)	343,000	352,935
Deutsche Bank AG/New York NY, 4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031	405,000	409,953
First Citizens BancShares, Inc., 5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	23,000	22,917
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	405,000	421,634
JPMorgan Chase & Co.
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	447,000	443,006
5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	385,000	394,400
2.96% to 05/13/2030 then 3 mo. Term SOFR + 2.52%, 05/13/2031	260,000	244,940
4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031	175,000	174,805
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	960,000	1,014,515
4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036	445,000	446,523
3.88% to 07/24/2037 then 3 mo. Term SOFR + 1.62%, 07/24/2038	44,000	39,985
4.26% to 02/22/2047 then 3 mo. Term SOFR + 1.84%, 02/22/2048	210,000	181,614
Lloyds Banking Group PLC, 6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	480,000	506,308
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	550,000	554,468
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	605,396
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	275,471
National Australia Bank Ltd.
2.33%, 08/21/2030 (c)	250,000	227,080
2.99%, 05/21/2031 (c)	250,000	229,843
NatWest Group PLC, 5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031	630,000	648,822
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	322,146
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,284
5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	330,000	346,298
5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036	170,000	175,734
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	413,000	429,320
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027	120,000	120,679
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	200,000	201,899
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	637,000	689,866
5.44% to 01/24/2029 then SOFR + 1.62%, 01/24/2030	445,000	460,874
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (a)	290,000	281,088
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	230,750
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	148,000	129,025
Wells Fargo & Co.
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	506,000	493,910
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	597,000	603,551
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	709,000	734,972
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	530,000	549,055
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	28,000	29,288
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	113,085
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	470,000	493,142
5.38%, 11/02/2043	175,000	172,170
Wells Fargo Bank NA, 5.85%, 02/01/2037	278,000	295,379
		29,673,283

Biotechnology - 0.0%(b)
CSL Finance PLC, 4.95%, 04/27/2062 (c)	6,000	5,352

Cable & Satellite - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (c)	56,000	53,251
4.75%, 02/01/2032 (c)	32,000	29,361
4.50%, 05/01/2032	370,000	332,837
4.50%, 06/01/2033 (c)	250,000	219,326
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/01/2035	255,000	255,063
3.50%, 06/01/2041	290,000	206,529
6.70%, 12/01/2055	1,240,000	1,209,479
Cox Communications, Inc., 3.50%, 08/15/2027 (c)	1,029,000	1,016,873
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (c)	10,000	9,917
Sirius XM Radio LLC, 4.13%, 07/01/2030 (c)	31,000	29,306
Sky Group Finance Ltd., 6.50%, 10/15/2035 (c)	227,000	252,710
		3,614,652

Capital Goods - 0.8%
AGCO Corp., 5.45%, 03/21/2027	10,000	10,105
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	214,514
5.20%, 07/15/2031	545,000	556,003
ATI, Inc.
4.88%, 10/01/2029	280,000	278,961
7.25%, 08/15/2030	8,000	8,456
Atkore, Inc., 4.25%, 06/01/2031 (c)	11,000	10,582
Axon Enterprise, Inc., 6.13%, 03/15/2030 (c)	4,000	4,123
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (c)	16,000	15,607
Boeing Co.
5.04%, 05/01/2027	675,000	681,750
5.15%, 05/01/2030	590,000	608,294
3.90%, 05/01/2049	245,000	185,083
5.81%, 05/01/2050	603,000	601,059
Bombardier, Inc.
7.25%, 07/01/2031 (c)	89,000	94,674
7.00%, 06/01/2032 (c)	165,000	173,620
Builders FirstSource, Inc.
6.38%, 06/15/2032 (c)	150,000	155,958
6.75%, 05/15/2035 (c)	15,000	15,800
Carpenter Technology Corp., 5.63%, 03/01/2034 (c)	5,000	5,075
Fortive Corp., 4.30%, 06/15/2046	349,000	294,241
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (c)	18,000	19,142
Hexcel Corp., 5.88%, 02/26/2035	76,000	80,189
Hillenbrand, Inc., 3.75%, 03/01/2031	65,000	65,078
Howmet Aerospace, Inc.
6.75%, 01/15/2028	364,000	383,814
5.95%, 02/01/2037	250,000	273,010
Illinois Tool Works, Inc., 3.90%, 09/01/2042	348,000	296,775
Nordson Corp., 5.80%, 09/15/2033	97,000	103,667
Northrop Grumman Corp.
4.95%, 03/15/2053	703,000	646,810
5.20%, 06/01/2054	347,000	331,205
Quanta Services, Inc., 4.50%, 01/15/2031	525,000	527,660
QXO Building Products, Inc., 6.75%, 04/30/2032 (c)	12,000	12,530
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	356,576
RTX Corp., 3.03%, 03/15/2052	125,000	82,858
Terex Corp., 6.25%, 10/15/2032 (c)	160,000	163,080
		7,256,299

Casinos & Gaming - 0.0%(b)
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030 (c)	12,000	12,457
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030 (c)	4,000	3,919
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (c)	10,000	10,133
		26,509

Chemicals - 0.2%
Air Liquide Finance SA, 3.50%, 09/27/2046 (c)	238,000	185,063
Calderys Financing LLC, 11.25%, 06/01/2028 (c)	130,000	138,005
Celanese US Holdings LLC
6.50%, 04/15/2030 (a)	10,000	9,965
6.75%, 04/15/2033 (a)	70,000	69,534
7.20%, 11/15/2033 (d)	205,000	213,713
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (c)	6,000	5,974
LYB International Finance III LLC, 5.88%, 01/15/2036	345,000	345,503
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)(c)	14,000	14,349
Qnity Electronics, Inc., 5.75%, 08/15/2032 (c)	5,000	5,125
Windsor Holdings III LLC, 8.50%, 06/15/2030 (c)	367,000	385,676
WR Grace Holdings LLC
7.38%, 03/01/2031 (c)	115,000	116,663
6.63%, 08/15/2032 (c)	8,000	7,929
		1,497,499

Commercial & Professional Services - 0.1%
ADT Security Corp., 5.88%, 10/15/2033 (c)	9,000	9,134
Brink's Co., 6.50%, 06/15/2029 (c)	8,000	8,253
CoreLogic, Inc., 4.50%, 05/01/2028 (c)	4,000	3,899
Equifax, Inc.
5.10%, 12/15/2027	275,000	279,345
3.10%, 05/15/2030	60,000	56,702
Republic Services, Inc.
5.00%, 04/01/2034	212,000	218,728
5.70%, 05/15/2041	129,000	135,685
Science Applications International Corp., 5.88%, 11/01/2033 (c)	7,000	6,960
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	94,867
Waste Management, Inc., 3.90%, 03/01/2035	65,000	61,179
		874,752

Commercial Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.38%, 12/15/2031	455,000	471,208
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	240,000	246,280
Avolon Holdings Funding Ltd., 4.38%, 05/01/2026 (c)	609,000	608,668
Azorra Finance Ltd.
7.75%, 04/15/2030 (c)	14,000	14,753
7.25%, 01/15/2031 (c)	3,000	3,131
GGAM Finance Ltd., 8.00%, 06/15/2028 (c)	8,000	8,460
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (c)	8,000	8,263
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (c)	9,000	9,558
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (c)	9,000	9,130
		1,379,451

Communications Equipment - 0.0%(b)
CommScope LLC, 9.50%, 12/15/2031 (c)	10,000	10,128

Construction Materials Manufacturing - 0.1%
Holcim US Finance Luxembourg SA
3.50%, 09/22/2026 (c)	345,000	341,748
6.88%, 09/29/2039 (c)	70,000	79,267
JH North America Holdings, Inc., 6.13%, 07/31/2032 (c)	9,000	9,210
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (c)	480,000	497,579
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (c)	75,000	77,242
Standard Industries, Inc., 4.75%, 01/15/2028 (c)	180,000	179,201
		1,184,247

Consumer Discretionary Distribution & Retail - 0.1%
Advance Auto Parts, Inc., 7.38%, 08/01/2033 (c)	9,000	9,153
Bath & Body Works, Inc., 6.63%, 10/01/2030 (c)	50,000	50,727
Gap, Inc., 3.88%, 10/01/2031 (c)	9,000	8,372
Genuine Parts Co., 6.88%, 11/01/2033	117,000	130,366
Home Depot, Inc., 4.88%, 06/25/2027	12,000	12,171
Lowe's Cos., Inc.
3.70%, 04/15/2046	348,000	266,448
5.75%, 07/01/2053	119,000	119,330
Valvoline, Inc., 3.63%, 06/15/2031 (c)	8,000	7,363
		603,930

Consumer Durables & Apparel - 0.2%
Crocs, Inc., 4.25%, 03/15/2029 (c)	5,000	4,824
Dream Finders Homes, Inc.
8.25%, 08/15/2028 (c)	7,000	7,160
6.88%, 09/15/2030 (c)	7,000	7,043
LGI Homes, Inc., 7.00%, 11/15/2032 (c)	379,000	370,693
Mattel, Inc., 3.75%, 04/01/2029 (c)	315,000	306,794
MDC Holdings, Inc., 3.97%, 08/06/2061	211,000	145,713
Meritage Homes Corp., 5.65%, 03/15/2035	482,000	493,742
Newell Brands, Inc., 6.38%, 05/15/2030	11,000	10,572
TopBuild Corp., 5.63%, 01/31/2034 (c)	10,000	10,118
Under Armour, Inc., 7.25%, 07/15/2030 (c)	8,000	7,966
Whirlpool Corp., 5.50%, 03/01/2033	132,000	125,967
		1,490,592

Consumer Finance - 0.1%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (c)	19,000	19,217
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM, 7.38%, 09/30/2030 (c)	7,000	7,063
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031 (c)	13,000	13,891
8.38%, 04/01/2032 (c)	14,000	14,682
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.00%, 07/15/2031 (c)	90,000	95,241
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029 (c)	10,000	10,206
Planet Financial Group LLC, 10.50%, 12/15/2029 (c)	9,000	9,411
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (c)	10,000	10,514
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.88%, 03/01/2031 (c)	339,000	320,108
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (c)	105,000	109,030
UWM Holdings LLC
6.63%, 02/01/2030 (c)	114,000	115,650
6.25%, 03/15/2031 (c)	6,000	6,015
		731,028

Consumer Products - 0.0%(b)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029 (c)	6,000	5,909
5.60%, 01/15/2031 (c)	4,000	4,019
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	399,000	388,901
		398,829

Consumer Services - 0.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (c)	185,000	194,443
Brinker International, Inc., 8.25%, 07/15/2030 (c)	8,000	8,472
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (c)	125,000	129,159
6.50%, 02/15/2032 (c)	15,000	15,229
Carnival Corp.
5.88%, 06/15/2031 (c)	21,000	21,585
6.13%, 02/15/2033 (c)	355,000	364,989
Churchill Downs, Inc.
5.75%, 04/01/2030 (c)	6,000	6,035
6.75%, 05/01/2031 (c)	280,000	288,421
Life Time, Inc., 6.00%, 11/15/2031 (c)	21,000	21,416
Marriott International, Inc., 5.00%, 10/15/2027	103,000	104,577
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (c)	8,000	8,223
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (c)	145,000	138,021
Sodexo, Inc., 5.15%, 08/15/2030 (c)	205,000	210,278
Starbucks Corp., 3.00%, 02/14/2032	349,000	322,268
Williams Scotsman, Inc., 6.63%, 06/15/2029 (c)	175,000	180,235
		2,013,351

Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard, Inc., 4.50%, 07/26/2047 (c)	573,000	494,402
Sysco Corp., 4.45%, 03/15/2048	164,000	141,670
Walmart, Inc.
4.00%, 04/15/2026	160,000	159,673
3.90%, 04/15/2028	150,000	150,600
4.00%, 04/15/2030	69,000	69,687
		1,016,032

Containers & Packaging - 0.1%
Berry Global, Inc.
4.88%, 07/15/2026 (c)	256,000	255,431
5.65%, 01/15/2034	152,000	159,043
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030 (c)	7,000	7,277
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (c)	13,000	12,999
6.75%, 04/15/2032 (c)	8,000	8,059
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030 (c)	120,000	119,505
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032 (c)	6,000	6,029
		568,343

Department Stores - 0.0%(b)
Macy's Retail Holdings LLC, 7.38%, 08/01/2033 (c)	7,000	7,356

Design, Manufacturing & Distribution - 0.0%(b)
Imola Merger Corp., 4.75%, 05/15/2029 (c)	185,000	182,434

Educational Services - 0.0%(b)
American University, 3.67%, 04/01/2049	327,000	254,045
George Washington University, 4.30%, 09/15/2044	10,000	8,752
University of Chicago, 2.76%, 04/01/2045	87,000	69,543
		332,340

Electrical Equipment Manufacturing - 0.0%(b)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (c)	23,000	23,805
Vertiv Group Corp., 4.13%, 11/15/2028 (c)	11,000	10,888
WESCO Distribution, Inc.
6.63%, 03/15/2032 (c)	125,000	130,939
6.38%, 03/15/2033 (c)	65,000	68,025
		233,657

Energy - 1.3%
Aker BP ASA, 5.80%, 10/01/2054 (c)	436,000	403,107
Buckeye Partners LP, 6.75%, 02/01/2030 (c)	145,000	151,584
Cheniere Energy Partners LP, 4.00%, 03/01/2031	821,000	797,865
Civitas Resources, Inc., 8.75%, 07/01/2031 (c)	11,000	11,440
CNX Midstream Partners LP, 4.75%, 04/15/2030 (c)	8,000	7,660
CNX Resources Corp., 7.25%, 03/01/2032 (c)	9,000	9,369
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)(c)	437,000	437,565
CVR Energy, Inc., 8.50%, 01/15/2029 (c)	3,000	3,080
Devon Energy Corp., 5.75%, 09/15/2054	470,000	436,855
Diamondback Energy, Inc.
5.20%, 04/18/2027	150,000	151,773
5.55%, 04/01/2035	585,000	605,126
5.75%, 04/18/2054 (a)	340,000	327,309
Enbridge, Inc., 4.90%, 06/20/2030 (a)	450,000	459,678
Energy Transfer LP
5.63%, 05/01/2027 (c)	454,000	452,884
6.00%, 02/01/2029 (c)	703,000	711,251
5.25%, 04/15/2029	822,000	846,143
6.40%, 12/01/2030	295,000	319,719
7.38%, 02/01/2031 (c)	342,000	355,030
6.13%, 12/15/2045	120,000	119,487
5.00%, 05/15/2050	90,000	76,413
EQT Corp., 5.75%, 02/01/2034	3,000	3,154
Expand Energy Corp., 4.75%, 02/01/2032	510,000	504,542
Hess Corp.
7.13%, 03/15/2033	172,000	200,757
6.00%, 01/15/2040	326,000	357,451
KazMunayGas National Co. JSC, 6.38%, 10/24/2048 (c)	435,000	441,153
Marathon Oil Corp., 6.60%, 10/01/2037	43,000	47,072
MPLX LP, 4.70%, 04/15/2048	71,000	59,534
Northern Oil & Gas, Inc., 8.75%, 06/15/2031 (c)	10,000	10,212
Occidental Petroleum Corp.
3.50%, 08/15/2029	72,000	69,395
7.88%, 09/15/2031	109,000	124,891
4.10%, 02/15/2047	82,000	59,757
6.05%, 10/01/2054	750,000	729,883
ONEOK, Inc., 6.25%, 10/15/2055	245,000	248,249
Phillips 66, 1.30%, 02/15/2026	280,000	277,723
Saudi Arabian Oil Co., 5.75%, 07/17/2054 (c)	420,000	415,399
SM Energy Co., 6.75%, 08/01/2029 (c)	6,000	5,982
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (c)	6,000	6,094
5.88%, 03/15/2034 (c)	9,000	9,041
Targa Resources Corp., 4.35%, 01/15/2029	180,000	180,184
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	80,000	86,093
6.10%, 06/01/2040	33,000	35,087
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	341,000	339,838
5.10%, 03/15/2036 (c)	90,000	91,306
5.75%, 03/15/2056 (c)	145,000	146,458
Valero Energy Corp., 6.63%, 06/15/2037	300,000	334,297
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	91,499
		11,558,389

Entertainment Content - 0.0%(b)
Discovery Communications LLC
4.88%, 04/01/2043	5,000	3,516
5.20%, 09/20/2047	139,000	95,878
5.30%, 05/15/2049	89,000	62,810
4.00%, 09/15/2055	244,000	141,775
Univision Communications, Inc., 8.50%, 07/31/2031 (c)	21,000	21,686
Versant Media Group, Inc., 7.25%, 01/30/2031 (c)	12,000	12,306
		337,971

Entertainment Resources - 0.0%(b)
Cinemark USA, Inc., 5.25%, 07/15/2028 (c)	20,000	19,915
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	280,000	259,275
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's Wonderland Co., 6.63%, 05/01/2032 (c)	8,000	7,967
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027 (c)	14,000	13,936
		301,093

Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle, Inc., 1.05%, 07/15/2026	165,000	161,405
EPR Properties
3.75%, 08/15/2029	343,000	331,437
4.75%, 11/15/2030	445,000	442,441
Iron Mountain, Inc., 4.88%, 09/15/2029 (c)	22,000	21,699
Kimco Realty OP LLC, 2.25%, 12/01/2031	195,000	172,918
Realty Income Corp.
4.70%, 12/15/2028	103,000	104,702
3.10%, 12/15/2029	161,000	154,833
4.85%, 03/15/2030	500,000	514,536
2.70%, 02/15/2032	256,000	231,618
Service Properties Trust, 8.38%, 06/15/2029	70,000	68,651
		2,204,240

Exploration & Production - 0.1%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (c)	11,000	11,473
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029 (c)	8,000	8,013
6.63%, 10/15/2032 (c)	445,000	454,385
6.63%, 07/15/2033 (c)	5,000	5,087
Caturus Energy LLC, 8.50%, 02/15/2030 (c)	8,000	8,240
Crescent Energy Finance LLC, 8.38%, 01/15/2034 (c)	8,000	7,876
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (c)	20,000	18,844
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (c)	8,000	8,208
Permian Resources Operating LLC
5.88%, 07/01/2029 (c)	12,000	12,018
7.00%, 01/15/2032 (c)	286,000	297,303
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (c)	8,000	7,849
		839,296

Financial Services - 2.0%
Ally Financial, Inc., 6.70%, 02/14/2033	8,000	8,360
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	313,945
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	331,000	343,270
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	177,000	198,188
BGC Group, Inc., 6.15%, 04/02/2030	14,000	14,402
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027 (c)	35,000	34,348
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027 (c)	100,000	98,418
7.75%, 12/01/2029 (c)	90,000	94,280
Blackstone Private Credit Fund, 6.00%, 11/22/2034 (a)	696,000	706,803
Block, Inc., 6.50%, 05/15/2032	140,000	146,060
Bread Financial Holdings, Inc.
6.75%, 05/15/2031 (c)	10,000	10,196
8.38% to 06/15/2030 then 5 yr. CMT Rate + 4.30%, 06/15/2035 (c)	10,000	10,234
Capital One Financial Corp.
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	656,000	689,027
5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	355,000	367,505
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	902,000	949,911
Carlyle Finance LLC, 5.65%, 09/15/2048 (c)	51,000	50,080
Charles Schwab Corp., 4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	349,735
Citadel LP, 6.38%, 01/23/2032 (c)	270,000	284,460
Coinbase Global, Inc., 3.38%, 10/01/2028 (c)	14,000	13,218
Enova International, Inc., 9.13%, 08/01/2029 (c)	9,000	9,491
EZCORP, Inc., 7.38%, 04/01/2032 (c)	11,000	11,530
FirstCash, Inc.
5.63%, 01/01/2030 (c)	25,000	25,114
6.88%, 03/01/2032 (c)	28,000	29,076
goeasy Ltd., 6.88%, 02/15/2031 (c)	9,000	8,479
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	833,000	816,711
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	892,000	886,077
2.60%, 02/07/2030	1,036,000	973,605
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031	520,000	520,726
6.13%, 02/15/2033	211,000	232,177
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	995,000	921,168
4.94% to 10/21/2035 then SOFR + 1.33%, 10/21/2036	555,000	557,283
5.15%, 05/22/2045	245,000	232,897
Goldman Sachs Private Credit Corp., 6.25%, 05/06/2030 (c)	195,000	198,492
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (c)	412,000	433,258
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (c)	13,000	13,577
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	260,239
4.00%, 03/15/2029 (c)	5,000	4,889
5.20%, 03/15/2030	405,000	414,091
4.38%, 05/15/2031 (c)	261,000	253,757
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033 (c)	347,000	364,298
Mastercard, Inc., 4.88%, 05/09/2034	208,000	213,826
Morgan Stanley
3.63%, 01/20/2027	395,000	392,812
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	156,662
3.59%, 07/22/2028 (e)	208,000	205,604
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	135,848
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034	210,000	219,649
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	275,000	294,321
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036	255,000	255,286
Nationwide Building Society
4.85%, 07/27/2027 (c)	343,000	347,057
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (c)	467,000	470,759
Nuveen LLC, 5.55%, 01/15/2030 (c)	418,000	436,139
OneMain Finance Corp.
3.50%, 01/15/2027	80,000	78,824
7.13%, 11/15/2031	105,000	109,219
6.75%, 03/15/2032	16,000	16,332
6.50%, 03/15/2033	7,000	7,022
PennyMac Financial Services, Inc.
7.13%, 11/15/2030 (c)	295,000	309,096
6.88%, 05/15/2032 (c)	31,000	32,329
PRA Group, Inc., 5.00%, 10/01/2029 (c)	6,000	5,539
PROG Holdings, Inc., 6.00%, 11/15/2029 (c)	7,000	6,877
Radian Group, Inc., 6.20%, 05/15/2029	370,000	386,774
Rithm Capital Corp., 8.00%, 07/15/2030 (c)	14,000	14,246
Rocket Cos., Inc., 6.50%, 08/01/2029 (c)	110,000	113,954
S&P Global, Inc.
3.70%, 03/01/2052	185,000	142,685
3.90%, 03/01/2062	119,000	90,897
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (c)	5,000	5,292
6.50%, 07/01/2030 (c)	420,000	438,766
State Street Corp.
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	300,000	310,400
2.20%, 03/03/2031	303,000	271,978
6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	384,843
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (c)	28,000	28,934
Synchrony Financial, 7.25%, 02/02/2033	14,000	14,970
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (c)	27,000	28,332
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (c)	6,000	6,157
		17,780,804

Food & Beverage - 0.5%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	562,000	561,818
4.90%, 02/01/2046	182,000	170,505
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039	355,000	461,504
4.95%, 01/15/2042	145,000	140,720
Cargill, Inc.
5.13%, 10/11/2032 (c)	222,000	230,884
4.75%, 04/24/2033 (c)	84,000	85,191
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (c)	8,000	8,638
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.63%, 01/15/2032	340,000	318,192
6.75%, 03/15/2034	279,000	309,062
6.50%, 12/01/2052	801,000	837,782
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (c)	140,000	147,755
Mars, Inc.
4.55%, 04/20/2028 (c)	496,000	501,028
4.20%, 04/01/2059 (c)	350,000	280,304
		4,053,383

Food, Beverage & Tobacco - 0.2%
Hormel Foods Corp., 3.05%, 06/03/2051	93,000	62,746
J M Smucker Co.
6.20%, 11/15/2033	355,000	386,040
3.55%, 03/15/2050	40,000	28,087
Kellanova, 5.75%, 05/16/2054	37,000	37,342
Molson Coors Beverage Co.
5.00%, 05/01/2042	90,000	84,125
4.20%, 07/15/2046	235,000	192,136
PepsiCo, Inc.
4.65%, 07/23/2032	250,000	255,844
3.88%, 03/19/2060	130,000	100,826
Philip Morris International, Inc., 5.63%, 09/07/2033	356,000	378,724
The Campbell's Co., 5.30%, 03/20/2026	10,000	10,008
Turning Point Brands, Inc., 7.63%, 03/15/2032 (c)	9,000	9,586
Tyson Foods, Inc., 4.35%, 03/01/2029	349,000	349,179
		1,894,643

Forest & Paper Products Manufacturing - 0.0%(b)
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	13,935

Government Development Banks - 0.1%
Korea Development Bank, 3.75%, 09/16/2030	505,000	502,624

Hardware - 0.0%(b)
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	160,000	157,021
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (c)	7,000	7,207
		164,228

Health Care Equipment & Services - 0.8%
Bausch + Lomb Corp., 8.38%, 10/01/2028 (c)	445,000	463,308
Becton Dickinson & Co., 4.67%, 06/06/2047	335,000	296,068
Centene Corp.
4.63%, 12/15/2029	508,000	491,513
2.50%, 03/01/2031	17,000	14,631
Cigna Group
5.25%, 01/15/2036	615,000	630,857
3.40%, 03/15/2050	123,000	87,361
5.60%, 02/15/2054	420,000	413,728
CVS Health Corp.
3.00%, 08/15/2026	350,000	346,349
5.13%, 02/21/2030	225,000	231,126
5.63%, 02/21/2053	228,000	217,700
6.20%, 09/15/2055	67,000	69,302
DaVita, Inc., 4.63%, 06/01/2030 (c)	24,000	23,240
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	75,000	76,547
Humana, Inc.
8.15%, 06/15/2038	135,000	163,836
5.50%, 03/15/2053	102,000	94,335
Molina Healthcare, Inc., 6.25%, 01/15/2033 (c)	412,000	412,216
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (c)	9,000	9,010
Stryker Corp., 4.38%, 05/15/2044	354,000	313,734
Tenet Healthcare Corp.
4.63%, 06/15/2028	235,000	234,702
6.88%, 11/15/2031	75,000	81,173
6.00%, 11/15/2033 (c)	16,000	16,490
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	10,058
4.40%, 06/15/2028	285,000	287,849
4.25%, 01/15/2029	631,000	635,874
4.65%, 01/15/2031	480,000	487,551
4.75%, 05/15/2052	272,000	239,943
5.95%, 06/15/2055	250,000	261,523
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	31,686
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	239,712
		6,881,422

Health Care Facilities & Services - 0.8%
Adventist Health System
2.95%, 03/01/2029	6,000	5,677
3.63%, 03/01/2049	33,000	22,863
Allina Health System, 4.81%, 11/15/2045	582,000	540,371
Banner Health, 2.91%, 01/01/2051	1,117,000	727,241
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	328,074
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030 (c)	21,000	19,807
CommonSpirit Health
6.07%, 11/01/2027	63,000	64,966
5.21%, 12/01/2031	15,000	15,546
4.35%, 11/01/2042	45,000	39,212
6.46%, 11/01/2052	37,000	40,522
5.55%, 12/01/2054	777,000	756,520
Dignity Health, 4.50%, 11/01/2042	414,000	365,289
Global Medical Response, Inc., 7.38%, 10/01/2032 (c)	4,000	4,207
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	341,185
HCA, Inc.
5.88%, 02/01/2029	215,000	223,476
3.38%, 03/15/2029	265,000	257,881
5.45%, 04/01/2031	160,000	166,986
Integris Baptist Medical Center, Inc., 3.88%, 08/15/2050	100,000	73,934
IQVIA, Inc.
5.70%, 05/15/2028	559,000	578,132
6.25%, 02/01/2029	196,000	206,255
LifePoint Health, Inc.
11.00%, 10/15/2030 (c)	10,000	10,993
8.38%, 02/15/2032 (c)	13,000	13,945
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	6,983
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/2052	768,000	589,523
Mount Sinai Hospital, 3.98%, 07/01/2048	33,000	24,886
MultiCare Health System, 2.80%, 08/15/2050	82,000	50,166
Novant Health, Inc., 3.17%, 11/01/2051	52,000	35,631
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	15,108
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	6,088
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (c)	8,000	8,468
Radiology Partners, Inc., 8.50%, 07/15/2032 (c)	5,000	5,187
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	370,666
Star Parent, Inc., 9.00%, 10/01/2030 (c)	11,000	11,773
Sutter Health
2.29%, 08/15/2030	28,000	25,778
5.16%, 08/15/2033	49,000	50,679
4.09%, 08/15/2048	182,000	150,309
5.55%, 08/15/2053	67,000	68,089
Toledo Hospital, 5.75%, 11/15/2038	135,000	135,916
Trinity Health Corp., 2.63%, 12/01/2040	658,000	490,447
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (c)	11,000	11,160
Willis-Knighton Medical Center, 4.81%, 09/01/2048	21,000	18,670
		6,878,609

Homebuilders - 0.0%(b)
Adams Homes, Inc., 9.25%, 10/15/2028 (c)	8,000	8,287
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/2033 (c)	9,000	9,032
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030 (c)	8,000	7,408
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033 (c)	7,000	7,195
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 04/01/2029	6,000	5,901
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (c)	8,000	7,871
		45,694

Household & Personal Products - 0.1%
Clorox Co., 4.60%, 05/01/2032	314,000	317,440
Edgewell Personal Care Co., 4.13%, 04/01/2029 (c)	20,000	18,823
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	148,473
Kenvue, Inc.
5.05%, 03/22/2053	177,000	164,115
5.20%, 03/22/2063	41,000	37,858
Procter & Gamble Co., 3.55%, 03/25/2040	348,000	304,049
		990,758

Industrial Other - 0.1%
Ashtead Capital, Inc.
5.55%, 05/30/2033 (c)	232,000	239,910
5.95%, 10/15/2033 (c)	349,000	370,001
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (c)	5,000	5,057
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032 (c)	5,000	5,261
Resideo Funding, Inc., 4.00%, 09/01/2029 (c)	111,000	105,698
Siemens Funding BV
4.90%, 05/28/2032 (c)	290,000	299,400
5.20%, 05/28/2035 (c)	290,000	301,811
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (c)	5,000	5,151
United Rentals North America, Inc., 5.38%, 11/15/2033 (c)	9,000	9,006
		1,341,295

Insurance - 0.3%
Arthur J Gallagher & Co.
5.75%, 03/02/2053	4,000	3,983
6.75%, 02/15/2054	84,000	93,897
CNO Financial Group, Inc., 6.45%, 06/15/2034	204,000	215,800
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	500,000	521,701
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	46,104
MetLife, Inc.
10.75%, 08/01/2039	103,000	136,969
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	329,000	346,900
Primerica, Inc., 2.80%, 11/19/2031	503,000	456,729
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	76,956
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048 (f)	343,000	347,192
W R Berkley Corp., 4.75%, 08/01/2044	177,000	163,426
		2,409,657

Integrated Oils - 0.1%
BP Capital Markets America, Inc.
1.75%, 08/10/2030	484,000	434,239
4.99%, 04/10/2034	525,000	539,364
		973,603

Internet Media - 0.1%
Beignet Investor LLC, 6.58%, 05/30/2049 (c)	820,000	884,574
Match Group Holdings II LLC
5.63%, 02/15/2029 (c)	24,000	24,120
6.13%, 09/15/2033 (c)	14,000	14,173
		922,867

Leisure Products Manufacturing - 0.0%(b)
Acushnet Co., 5.63%, 12/01/2033 (c)	10,000	10,077
Amer Sports Co., 6.75%, 02/16/2031 (c)	6,000	6,246
		16,323

Life Insurance - 0.1%
Corebridge Global Funding, 5.20%, 01/12/2029 (c)	147,000	150,584
Global Atlantic Fin Co., 6.75%, 03/15/2054 (c)	13,000	13,300
Guardian Life Global Funding, 3.25%, 03/29/2027 (c)	66,000	65,230
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050 (c)	85,000	58,539
Metropolitan Life Global Funding I, 5.15%, 03/28/2033 (c)	233,000	241,592
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (c)	400,000	421,519
RGA Global Funding, 5.45%, 05/24/2029 (c)	8,000	8,283
Western And Southern Life Insurance Co., 3.75%, 04/28/2061 (c)	244,000	171,796
		1,130,843

Machinery Manufacturing - 0.0%(b)
Amsted Industries, Inc., 6.38%, 03/15/2033 (c)	200,000	207,090
CNH Industrial Capital LLC, 4.55%, 04/10/2028	192,000	193,188
		400,278

Managed Care - 0.0%(b)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029 (c)	11,000	11,301
5.88%, 06/15/2054 (c)	334,000	327,041
		338,342

Materials - 0.4%
Capstone Copper Corp., 6.75%, 03/31/2033 (c)	65,000	67,309
Century Aluminum Co., 6.88%, 08/01/2032 (c)	4,000	4,059
Chemours Co., 4.63%, 11/15/2029 (c)	4,000	3,568
Cleveland-Cliffs, Inc.
7.50%, 09/15/2031 (c)	6,000	6,265
7.63%, 01/15/2034 (c)	5,000	5,180
Dow Chemical Co.
5.65%, 03/15/2036 (a)	105,000	105,260
5.95%, 03/15/2055	885,000	827,765
Eastman Chemical Co., 4.65%, 10/15/2044	348,000	297,948
Eldorado Gold Corp., 6.25%, 09/01/2029 (c)	8,000	8,026
ERO Copper Corp., 6.50%, 02/15/2030 (c)	6,000	6,039
FMC Corp., 6.38%, 05/18/2053	147,000	118,578
International Paper Co., 6.00%, 11/15/2041	177,000	184,423
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (c)	7,000	6,699
Magnera Corp., 7.25%, 11/15/2031 (c)	10,000	9,529
Mineral Resources Ltd., 7.00%, 04/01/2031 (c)	5,000	5,188
Mosaic Co.
4.60%, 11/15/2030	240,000	240,314
5.45%, 11/15/2033 (a)	508,000	526,198
New Gold, Inc., 6.88%, 04/01/2032 (c)	9,000	9,556
Northern Star Resources Ltd., 6.13%, 04/11/2033 (c)	161,000	171,957
Olin Corp., 6.63%, 04/01/2033 (c)	5,000	4,960
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	74,517
Sealed Air Corp.
6.50%, 07/15/2032 (c)	30,000	30,999
6.88%, 07/15/2033 (c)	125,000	131,357
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	5,256
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (c)	16,000	16,060
Vale SA, 5.63%, 09/11/2042	157,000	159,075
Westlake Corp.
5.55%, 11/15/2035 (a)	130,000	130,585
6.38%, 11/15/2055	210,000	209,399
Yamana Gold, Inc., 2.63%, 08/15/2031	464,000	416,729
		3,782,798

Media & Entertainment - 0.5%
Alphabet, Inc.
4.10%, 11/15/2030	380,000	382,403
4.38%, 11/15/2032	115,000	116,142
4.70%, 11/15/2035	185,000	187,589
5.35%, 11/15/2045	210,000	214,323
5.25%, 05/15/2055	440,000	436,367
5.45%, 11/15/2055	445,000	451,567
2.25%, 08/15/2060	60,000	31,960
5.30%, 05/15/2065	125,000	122,701
5.70%, 11/15/2075	325,000	333,701
AMC Networks, Inc., 10.50%, 07/15/2032 (c)	7,000	7,486
Comcast Corp., 3.30%, 02/01/2027	100,000	98,975
Meta Platforms, Inc.
4.60%, 11/15/2032	255,000	258,240
4.88%, 11/15/2035	150,000	151,305
5.50%, 11/15/2045	515,000	515,474
5.63%, 11/15/2055	555,000	553,992
5.75%, 11/15/2065	340,000	337,974
Paramount Global, 6.88%, 04/30/2036	210,000	219,983
Playtika Holding Corp., 4.25%, 03/15/2029 (c)	8,000	7,224
Snap, Inc., 6.88%, 03/15/2034 (c)	5,000	5,111
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	217,410
TEGNA, Inc., 5.00%, 09/15/2029	15,000	14,835
Walt Disney Co., 3.80%, 05/13/2060	337,000	252,572
Ziff Davis, Inc., 4.63%, 10/15/2030 (c)	6,000	5,683
		4,923,017

Medical Equipment & Devices Manufacturing - 0.0%(b)
180 Medical, Inc., 5.30%, 10/08/2035 (c)	200,000	199,256
Medline Borrower LP, 5.25%, 10/01/2029 (c)	12,000	12,009
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (c)	13,000	13,673
		224,938

Metals & Mining - 0.1%
Glencore Funding LLC
2.50%, 09/01/2030 (c)	105,000	96,163
6.38%, 10/06/2030 (c)	692,000	748,402
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	133,000	139,232
Novelis Corp.
4.75%, 01/30/2030 (c)	5,000	4,803
6.88%, 01/30/2030 (c)	245,000	253,443
		1,242,043

Oil & Gas Services & Equipment - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (c)	11,000	11,308
Aris Water Holdings LLC, 7.25%, 04/01/2030 (c)	275,000	291,860
Guara Norte Sarl, 5.20%, 06/15/2034 (c)	185,158	180,252
Kodiak Gas Services LLC
7.25%, 02/15/2029 (c)	20,000	20,815
6.75%, 10/01/2035 (c)	5,000	5,128
USA Compression Partners LP / USA Compression Finance Corp.
7.13%, 03/15/2029 (c)	18,000	18,676
6.25%, 10/01/2033 (c)	5,000	5,035
WBI Operating LLC, 6.25%, 10/15/2030 (c)	7,000	6,991
Weatherford International Ltd., 6.75%, 10/15/2033 (c)	7,000	7,151
		547,216

Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (c)	12,000	12,659
Bayer US Finance II LLC
4.20%, 07/15/2034 (c)	113,000	105,738
5.50%, 07/30/2035 (c)	30,000	30,518
4.40%, 07/15/2044 (c)	100,000	80,694
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	11,000	10,836
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	299,000	297,235
		537,680

Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
AbbVie, Inc.
2.95%, 11/21/2026	1,255,000	1,240,395
4.95%, 03/15/2031	280,000	290,226
4.05%, 11/21/2039	125,000	112,874
Amgen, Inc.
2.80%, 08/15/2041	348,000	257,764
5.15%, 11/15/2041	30,000	29,351
5.60%, 03/02/2043	60,000	61,191
5.65%, 03/02/2053	22,000	22,065
5.75%, 03/02/2063	376,000	376,108
Eli Lilly & Co.
5.00%, 02/27/2026	228,000	227,453
5.55%, 10/15/2055	735,000	759,312
4.95%, 02/27/2063	147,000	136,643
5.65%, 10/15/2065	295,000	304,782
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (c)	4,000	4,010
Gilead Sciences, Inc., 4.75%, 03/01/2046	395,000	364,994
Johnson & Johnson, 3.40%, 01/15/2038	256,000	227,499
Pfizer, Inc., 4.30%, 06/15/2043	226,000	200,432
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	47,774
Royalty Pharma PLC, 5.20%, 09/25/2035	650,000	657,393
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	285,000	286,526
4.79%, 10/07/2035	550,000	555,737
Viatris, Inc., 2.70%, 06/22/2030	631,000	575,080
		6,737,609

Pipeline - 0.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 10/15/2033 (c)	10,000	10,031
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (c)	5,000	5,205
Cameron LNG LLC
3.30%, 01/15/2035 (c)	298,000	262,955
3.40%, 01/15/2038 (c)	688,000	601,433
DCP Midstream Operating LP
6.45%, 11/03/2036 (c)	838,000	897,785
6.75%, 09/15/2037 (c)	348,000	381,323
Eastern Energy Gas Holdings LLC, 6.20%, 01/15/2055	40,000	42,053
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032 (c)	174,000	162,257
Enterprise Products Operating LLC
4.95%, 02/15/2035	200,000	202,970
4.90%, 05/15/2046	346,000	318,933
3.70%, 01/31/2051	69,000	51,641
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (c)	7,000	6,473
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	235,000	236,157
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (c)	8,000	8,373
Harvest Midstream I LP
7.50%, 09/01/2028 (c)	315,000	318,900
7.50%, 05/15/2032 (c)	7,000	7,261
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (c)	125,000	131,706
6.63%, 01/15/2034 (c)	5,000	5,116
ITT Holdings LLC, 6.50%, 08/01/2029 (c)	6,000	5,806
Kinetik Holdings LP, 5.88%, 06/15/2030 (c)	214,000	215,314
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (c)	7,000	7,218
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (c)	60,000	61,615
NGPL PipeCo LLC, 4.88%, 08/15/2027 (c)	129,000	129,066
Northern Natural Gas Co., 3.40%, 10/16/2051 (c)	88,000	59,777
NuStar Logistics LP, 6.38%, 10/01/2030	7,000	7,320
Plains All American Pipeline LP / PAA Finance Corp.
4.70%, 01/15/2031	335,000	336,449
5.60%, 01/15/2036	210,000	212,948
Rockies Express Pipeline LLC, 6.88%, 04/15/2040 (c)	210,000	218,867
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054 (c)	266,000	258,472
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (c)	7,000	7,211
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 12/31/2030 (c)	165,000	164,160
6.75%, 03/15/2034 (c)	9,000	8,995
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	243,000	243,608
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (c)	297,000	292,972
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (c)	9,000	9,071
Venture Global LNG, Inc.
7.00%, 01/15/2030 (c)	155,000	151,789
8.38%, 06/01/2031 (c)	20,000	20,013
9.88%, 02/01/2032 (c)	40,000	41,566
		6,102,809

Power Generation - 0.2%
Alpha Generation LLC, 6.75%, 10/15/2032 (c)	410,000	421,231
Basin Electric Power Cooperative, 5.85%, 10/15/2055 (c)	165,000	165,083
Clearway Energy Operating LLC, 3.75%, 01/15/2032 (c)	22,000	20,105
Constellation Energy Generation LLC, 6.25%, 10/01/2039	178,000	194,730
Long Ridge Energy LLC, 8.75%, 02/15/2032 (c)	11,000	11,496
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (c)	19,000	18,234
Vistra Operations Co. LLC
3.70%, 01/30/2027 (c)	173,000	171,408
4.38%, 05/01/2029 (c)	125,000	123,182
6.88%, 04/15/2032 (c)	155,000	162,711
6.95%, 10/15/2033 (c)	115,000	128,101
VoltaGrid LLC, 7.38%, 11/01/2030 (c)	7,000	6,968
		1,423,249

Property & Casualty Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (c)	7,000	7,256
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (c)	430,000	437,101
7.00%, 01/15/2031 (c)	15,000	15,560
AmWINS Group, Inc., 4.88%, 06/30/2029 (c)	4,000	3,895
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	211,000	220,131
Aon North America, Inc., 5.15%, 03/01/2029	421,000	432,627
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (c)	9,000	9,328
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	348,000	273,887
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR US + 3.23%, 11/01/2057 (c)(f)	197,000	169,152
HUB International Ltd., 7.25%, 06/15/2030 (c)	347,000	362,972
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (c)	16,000	16,517
		1,948,426

Publishing & Broadcasting - 0.0%(b)
McGraw-Hill Education, Inc., 7.38%, 09/01/2031 (c)	9,000	9,317
Nexstar Media, Inc., 4.75%, 11/01/2028 (a)(c)	6,000	5,940
		15,257

Railroad - 0.0%(b)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	109,000	98,320
4.55%, 09/01/2044	219,000	198,530
		296,850

Real Estate - 0.6%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	2,069
CBRE Services, Inc., 4.90%, 01/15/2033	325,000	328,364
COPT Defense Properties LP
4.50%, 10/15/2030	475,000	472,107
2.75%, 04/15/2031	361,000	327,804
Digital Realty Trust LP, 5.55%, 01/15/2028	625,000	643,422
Extra Space Storage LP, 4.95%, 01/15/2033	365,000	368,672
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (c)	9,000	9,536
Kilroy Realty LP, 2.50%, 11/15/2032	261,000	218,384
Kite Realty Group LP, 5.20%, 08/15/2032	360,000	368,493
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032 (c)	11,000	11,606
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (c)	270,000	269,805
7.00%, 02/01/2030 (c)	5,000	5,101
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (c)	6,000	6,136
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032	215,000	219,913
Prologis LP
1.63%, 03/15/2031	28,000	24,476
4.75%, 06/15/2033	583,000	593,279
Prologis Targeted US Logistics Fund LP, 4.75%, 01/15/2036 (c)	520,000	511,693
Regency Centers LP, 4.65%, 03/15/2049	219,000	194,458
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (c)	100,000	103,472
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (c)	8,000	7,548
Simon Property Group LP
6.75%, 02/01/2040	227,000	263,759
5.85%, 03/08/2053	84,000	86,816
Ventas Realty LP, 3.00%, 01/15/2030	195,000	185,475
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (c)	183,000	184,720
WEA Finance LLC / Westfield UK & Europe Finance PLC, 4.75%, 09/17/2044 (c)	200,000	174,848
XHR LP, 4.88%, 06/01/2029 (c)	6,000	5,895
		5,587,851

Refining & Marketing - 0.0%(b)
Motiva Enterprises LLC, 6.85%, 01/15/2040 (c)	36,000	39,204

Restaurants - 0.0%(b)
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032 (c)	6,000	5,843

Retail - Consumer Discretionary - 0.1%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (c)	230,000	245,928
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (c)	5,000	5,286
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (c)	185,000	194,614
Wayfair LLC, 7.25%, 10/31/2029 (c)	3,000	3,120
		448,948

Retail - Consumer Staples - 0.0%(b)
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (c)	6,000	6,260
Performance Food Group, Inc.
5.50%, 10/15/2027 (c)	50,000	49,924
4.25%, 08/01/2029 (c)	10,000	9,805
6.13%, 09/15/2032 (c)	115,000	118,159
US Foods, Inc., 5.75%, 04/15/2033 (c)	65,000	66,167
		250,315

Semiconductors - 0.2%
Foundry JV Holdco LLC
5.50%, 01/25/2031 (c)	485,000	503,431
6.25%, 01/25/2035 (c)	220,000	235,210
6.10%, 01/25/2036 (c)	670,000	712,527
6.20%, 01/25/2037 (c)	345,000	367,324
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.25%, 08/19/2035	405,000	411,051
		2,229,543

Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc., 5.88%, 10/01/2033 (c)	6,000	6,100
Applied Materials, Inc.
4.00%, 01/15/2031	245,000	243,833
4.60%, 01/15/2036	145,000	143,644
Broadcom, Inc.
5.05%, 07/12/2029	305,000	314,462
4.35%, 02/15/2030	560,000	564,978
4.60%, 07/15/2030	275,000	279,639
5.15%, 11/15/2031	265,000	275,896
Intel Corp.
4.00%, 08/05/2029	395,000	390,499
4.80%, 10/01/2041	375,000	338,276
4.75%, 03/25/2050	240,000	201,940
5.60%, 02/21/2054	485,000	461,611
Micron Technology, Inc., 5.88%, 09/15/2033	38,000	40,501
		3,261,379

Software & Services - 1.1%
AppLovin Corp.
5.13%, 12/01/2029	500,000	511,596
5.38%, 12/01/2031	315,000	327,130
Cloud Software Group, Inc., 8.25%, 06/30/2032 (c)	208,000	218,935
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (c)	196,000	204,246
Gen Digital, Inc., 6.25%, 04/01/2033 (c)	225,000	231,514
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026	611,000	605,490
International Business Machines Corp.
5.60%, 11/30/2039	457,000	479,765
2.85%, 05/15/2040	365,000	277,733
4.90%, 07/27/2052	808,000	732,541
ION Platform Finance US, Inc. / ION Platform Finance SARL
8.75%, 05/01/2029 (c)	7,000	6,921
9.50%, 05/30/2029 (c)	7,000	7,103
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	265,302
Open Text Holdings, Inc., 4.13%, 02/15/2030 (c)	31,000	29,512
Oracle Corp.
2.30%, 03/25/2028	265,000	252,194
4.80%, 09/26/2032	400,000	392,377
5.20%, 09/26/2035	250,000	244,494
5.38%, 09/27/2054	285,000	243,038
6.00%, 08/03/2055	560,000	520,704
5.95%, 09/26/2055	1,790,000	1,678,643
Synopsys, Inc.
5.15%, 04/01/2035	1,285,000	1,314,142
5.70%, 04/01/2055	180,000	180,145
UKG, Inc., 6.88%, 02/01/2031 (c)	150,000	154,591
VMware LLC, 3.90%, 08/21/2027	714,000	713,016
		9,591,132

Supermarkets & Pharmacies - 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.88%, 02/15/2028 (c)	60,000	60,008
5.75%, 03/31/2034 (c)	10,000	10,068
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (c)	920,000	1,088,368
		1,158,444

Supranationals - 0.0%(b)
International Bank for Reconstruction & Development, 0.65%, 02/10/2026	50,000	49,560

Technology Hardware & Equipment - 0.4%
Amphenol Corp.
4.40%, 02/15/2033	480,000	476,888
4.63%, 02/15/2036	505,000	500,440
5.30%, 11/15/2055	200,000	194,485
Avnet, Inc., 6.25%, 03/15/2028	305,000	315,747
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	700,000	705,079
Jabil, Inc., 5.45%, 02/01/2029	107,000	109,814
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	486,050
TTM Technologies, Inc., 4.00%, 03/01/2029 (c)	21,000	20,310
Viavi Solutions, Inc., 3.75%, 10/01/2029 (c)	11,000	10,457
Vontier Corp., 2.40%, 04/01/2028	374,000	356,395
		3,175,665

Telecommunication Services - 0.3%
America Movil SAB de CV, 4.70%, 07/21/2032	277,000	279,555
AT&T, Inc.
1.65%, 02/01/2028	349,000	331,106
6.38%, 03/01/2041	367,000	399,014
5.15%, 03/15/2042	244,000	235,410
3.65%, 06/01/2051	255,000	182,923
3.55%, 09/15/2055	702,000	481,530
Verizon Communications, Inc.
4.33%, 09/21/2028	390,000	392,298
4.86%, 08/21/2046	235,000	212,212
4.67%, 03/15/2055	44,000	37,547
Zayo Group Holdings, Inc., 9.25% (or 9.25% PIK), 03/09/2030 (c)	37,623	34,617
		2,586,212

Tobacco - 0.2%
BAT Capital Corp., 7.08%, 08/02/2053	318,000	363,186
Imperial Brands Finance PLC
5.50%, 02/01/2030 (c)	370,000	384,108
5.63%, 07/01/2035 (c)	580,000	598,137
6.38%, 07/01/2055 (c)	665,000	689,986
		2,035,417

Transportation - 0.3%
CSX Corp., 6.22%, 04/30/2040	121,000	134,190
DP World Ltd., 6.85%, 07/02/2037 (c)	119,000	135,698
FedEx Corp., 4.05%, 02/15/2048	147,000	113,395
GXO Logistics, Inc., 1.65%, 07/15/2026	711,000	699,342
Latam Airlines Group SA, 7.63%, 01/07/2031 (c)	12,000	12,488
Southwest Airlines Co., 4.38%, 11/15/2028	440,000	438,981
Uber Technologies, Inc.
4.15%, 01/15/2031	150,000	149,064
4.80%, 09/15/2035	240,000	239,441
5.35%, 09/15/2054	95,000	91,793
Union Pacific Corp.
4.95%, 09/09/2052	327,000	305,108
5.15%, 01/20/2063	40,000	37,658
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	79,322
XPO, Inc., 7.13%, 02/01/2032 (c)	195,000	205,682
		2,642,162

Transportation & Logistics - 0.2%
Clue Opco LLC, 9.50%, 10/15/2031 (c)	3,000	3,101
Daimler Truck Finance North America LLC
2.38%, 12/14/2028 (c)	458,000	433,764
5.50%, 09/20/2033 (c)	230,000	237,993
5.38%, 01/18/2034 (c)	342,000	349,812
Rand Parent LLC, 8.50%, 02/15/2030 (c)	12,000	12,364
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (c)	6,000	6,330
TTX Co., 4.60%, 02/01/2049 (c)	358,000	319,715
		1,363,079

Travel & Lodging - 0.0%(b)
NCL Corp. Ltd., 6.75%, 02/01/2032 (c)	95,000	96,239
Viking Cruises Ltd.
7.00%, 02/15/2029 (c)	125,000	125,408
5.88%, 10/15/2033 (c)	10,000	10,143
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (c)	115,000	114,996
		346,786

Utilities - 1.8%
American Transmission Systems, Inc., 5.00%, 09/01/2044 (c)	108,000	102,747
Appalachian Power Co., 5.65%, 04/01/2034	113,000	118,960
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	90,329
Boston Gas Co., 6.12%, 07/20/2053 (c)	19,000	19,369
Brooklyn Union Gas Co., 6.39%, 09/15/2033 (c)	548,000	595,760
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033	249,000	254,601
5.30%, 04/01/2053	122,000	118,977
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	76,000	61,348
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	208,000	166,841
3.20%, 12/01/2051	635,000	433,956
Dominion Energy, Inc., 5.00%, 06/15/2030	210,000	215,884
DTE Electric Co.
3.70%, 06/01/2046	400,000	315,420
3.65%, 03/01/2052	19,000	14,362
DTE Energy Co., 5.20%, 04/01/2030	205,000	211,555
Duke Energy Corp.
3.40%, 06/15/2029 (a)	590,000	576,610
4.20%, 06/15/2049	211,000	170,062
5.70%, 09/15/2055	445,000	443,604
Duke Energy Indiana LLC, 5.40%, 04/01/2053	113,000	110,047
Edison International
5.75%, 06/15/2027	187,000	189,771
6.95%, 11/15/2029	15,000	15,944
Electricite de France SA, 5.25%, 10/13/2055 (c)	209,000	189,744
Enel Finance International NV, 6.80%, 09/15/2037 (c)	100,000	112,992
Engie SA, 5.25%, 04/10/2029 (c)	311,000	320,993
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	62,838
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	61,522
Exelon Corp., 5.60%, 03/15/2053	139,000	136,966
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (c)	349,000	356,033
Florida Power & Light Co.
5.96%, 04/01/2039	244,000	265,569
4.13%, 06/01/2048	226,000	188,379
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (c)	3,000	3,032
Indiana Michigan Power Co.
3.75%, 07/01/2047	361,000	282,416
4.25%, 08/15/2048	348,000	285,537
Interstate Power and Light Co., 5.70%, 10/15/2033	140,000	147,889
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	168,978
Jersey Central Power & Light Co., 5.10%, 01/15/2035	120,000	121,690
MidAmerican Energy Co., 5.75%, 11/01/2035	474,000	509,702
Narragansett Electric Co., 5.35%, 05/01/2034 (c)	132,000	136,905
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	77,672
New England Power Co., 2.81%, 10/06/2050 (c)	70,000	43,833
New York State Electric & Gas Corp., 5.85%, 08/15/2033 (c)	20,000	21,367
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	255,000	259,174
4.90%, 03/15/2029	665,000	682,143
5.11%, 09/29/2057 (a)(c)	446,000	411,959
Northern States Power Co.
2.90%, 03/01/2050	156,000	105,011
5.10%, 05/15/2053	110,000	104,015
NRG Energy, Inc.
4.73%, 10/15/2030 (c)	150,000	149,443
3.63%, 02/15/2031 (c)	6,000	5,607
6.00%, 02/01/2033 (c)	300,000	305,806
5.75%, 01/15/2034 (c)	9,000	9,055
5.41%, 10/15/2035 (c)	105,000	104,938
NYSEG Storm Funding LLC, 4.71%, 05/01/2029	316,001	318,505
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	34,061
4.55%, 06/01/2044	27,000	22,877
4.50%, 04/01/2047	9,000	7,614
Ohio Power Co., 2.90%, 10/01/2051	186,000	116,910
Pacific Gas and Electric Co.
5.05%, 10/15/2032	350,000	351,625
6.40%, 06/15/2033	235,000	254,514
5.70%, 03/01/2035	190,000	196,123
4.95%, 07/01/2050	455,000	392,209
6.10%, 10/15/2055	210,000	211,001
PECO Energy Co., 4.60%, 05/15/2052	73,000	64,036
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/2046	64,000	48,626
Pinnacle West Capital Corp.
4.90%, 05/15/2028	266,000	269,960
5.15%, 05/15/2030	150,000	154,891
Public Service Co. of Colorado
3.20%, 03/01/2050	105,000	72,596
5.25%, 04/01/2053	104,000	98,445
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	111,870
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030	125,000	127,803
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	61,945
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (c)	698,000	690,312
San Diego Gas & Electric Co.
3.75%, 06/01/2047	210,000	161,719
5.35%, 04/01/2053	48,000	46,099
Southern California Edison Co.
2.50%, 06/01/2031	110,000	98,460
2.75%, 02/01/2032	129,000	114,649
3.65%, 06/01/2051	140,000	98,202
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	315,000	277,767
Southern Power Co., 4.25%, 10/01/2030	235,000	234,129
SP PowerAssets Ltd., 3.00%, 09/26/2027 (c)	605,000	596,327
Spire, Inc., 4.70%, 08/15/2044	187,000	163,103
Talen Energy Supply LLC
8.63%, 06/01/2030 (c)	8,000	8,465
6.25%, 02/01/2034 (c)	10,000	10,170
Union Electric Co.
2.15%, 03/15/2032	241,000	211,911
5.20%, 04/01/2034	131,000	135,506
5.45%, 03/15/2053	60,000	58,831
Virginia Electric and Power Co.
6.00%, 01/15/2036	95,000	102,853
5.45%, 04/01/2053	164,000	159,120
		15,940,589

Wireless Telecommunications Services - 0.3%
T-Mobile USA, Inc.
3.75%, 04/15/2027	428,000	425,059
4.75%, 02/01/2028	315,000	314,435
3.38%, 04/15/2029	832,000	809,073
2.55%, 02/15/2031	335,000	306,223
2.88%, 02/15/2031	413,000	383,796
		2,238,586

Wireline Telecommunications Services - 0.0%(b)
British Telecommunications PLC, 4.25%, 11/08/2049 (c)	204,000	166,674
Cipher Compute LLC, 7.13%, 11/15/2030 (c)	8,000	8,117
Level 3 Financing, Inc.
4.50%, 04/01/2030 (c)	10,000	9,239
7.00%, 03/31/2034 (c)	15,000	15,339
NTT Finance Corp., 2.07%, 04/03/2031 (c)	209,000	185,394
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (c)	18,000	18,658
WULF Compute LLC, 7.75%, 10/15/2030 (c)	10,000	10,321
		413,742
TOTAL CORPORATE BONDS (Cost $200,879,002)		204,971,069

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.2%	Par	Value
Federal Home Loan Mortgage Corp.
0.90%, 10/13/2027	38,000	36,070
0.00%, 12/14/2029 (g)	353,000	304,520
0.00%, 12/17/2029 (g)	535,000	461,657
0.00%, 11/15/2038 (g)	2,042,000	1,155,157
Pool QF7085, 5.50%, 02/01/2053	56,541	57,408
Pool RA3661, 2.50%, 10/01/2050	100,283	86,044
Pool RA5794, 4.00%, 09/01/2051	32,623	31,053
Pool RA6614, 2.50%, 01/01/2052	276,449	236,755
Pool RA6815, 2.50%, 02/01/2052	220,795	189,803
Pool RA9475, 5.00%, 07/01/2053	174,807	174,683
Pool RJ1854, 5.00%, 06/01/2054	136,086	136,060
Pool RQ0025, 4.50%, 07/01/2055	1,673,074	1,638,743
Pool RQ0048, 5.00%, 09/01/2055	83,836	83,502
Pool SD0781, 3.00%, 11/01/2051	64,532	57,716
Pool SD1377, 3.50%, 07/01/2052	353,825	329,616
Pool SD1505, 4.50%, 08/01/2052	74,607	73,624
Pool SD2253, 3.50%, 12/01/2052	145,352	134,686
Pool SD2862, 6.00%, 05/01/2053	17,587	18,066
Pool SD3218, 5.00%, 05/01/2053	20,852	20,938
Pool SD3611, 3.00%, 03/01/2052	19,900	17,744
Pool SD3770, 2.50%, 03/01/2052	235,562	202,716
Pool SD3977, 5.00%, 04/01/2053	703,462	706,168
Pool SD3983, 5.50%, 09/01/2053	21,611	22,004
Pool SD4428, 2.50%, 05/01/2052	20,906	17,941
Pool SD4553, 3.00%, 09/01/2053	590,898	526,135
Pool SD4835, 2.50%, 02/01/2051	465,354	399,244
Pool SD4977, 5.00%, 11/01/2053	1,159,423	1,159,496
Pool SD4997, 5.00%, 10/01/2053	1,533,823	1,538,396
Pool SD5314, 3.00%, 01/01/2053	114,520	101,648
Pool SD6592, 5.00%, 10/01/2054	356,378	355,952
Pool SD6686, 6.00%, 10/01/2054	173,574	177,581
Pool SD6706, 4.50%, 01/01/2054	115,890	113,578
Pool SD7190, 5.00%, 12/01/2054	1,026,681	1,025,695
Pool SD7380, 5.00%, 01/01/2055	67,093	66,842
Pool SD8114, 2.50%, 12/01/2050	900,259	773,075
Pool SD8135, 2.50%, 03/01/2051	25,206	21,596
Pool SD8150, 2.00%, 06/01/2051	552,771	453,339
Pool SD8157, 3.00%, 07/01/2051	167,197	149,023
Pool SD8167, 2.50%, 09/01/2051	78,756	67,045
Pool SD8189, 2.50%, 01/01/2052	203,833	174,173
Pool SD8214, 3.50%, 05/01/2052	1,691,471	1,568,148
Pool SD8215, 4.00%, 05/01/2052	192,796	184,400
Pool SD8221, 3.50%, 06/01/2052	418,835	388,297
Pool SD8222, 4.00%, 06/01/2052	76,935	73,592
Pool SD8225, 3.00%, 07/01/2052	199,504	177,267
Pool SD8227, 4.00%, 07/01/2052	899,869	862,927
Pool SD8234, 2.50%, 08/01/2052	1,388,845	1,188,273
Pool SD8242, 3.00%, 09/01/2052	210,859	187,356
Pool SD8243, 3.50%, 09/01/2052	339,783	314,991
Pool SD8244, 4.00%, 09/01/2052	465,965	444,879
Pool SD8245, 4.50%, 09/01/2052	79,249	77,839
Pool SD8256, 4.00%, 10/01/2052	132,084	126,187
Pool SD8258, 5.00%, 10/01/2052	162,663	162,799
Pool SD8265, 4.00%, 11/01/2052	615,238	588,315
Pool SD8288, 5.00%, 01/01/2053	20,105	20,120
Pool SD8315, 5.00%, 04/01/2053	164,426	164,521
Pool SD8316, 5.50%, 04/01/2053	298,401	303,143
Pool SD8324, 5.50%, 05/01/2053	582,811	592,836
Pool SD8325, 6.00%, 05/01/2053	93,200	95,503
Pool SD8331, 5.50%, 06/01/2053	818,074	831,581
Pool SD8342, 5.50%, 07/01/2053	912,583	925,091
Pool SD8363, 6.00%, 09/01/2053	253,455	260,298
Pool SD8368, 6.00%, 10/01/2053	96,548	98,876
Pool SD8373, 6.00%, 11/01/2053	21,417	21,922
Pool SD8382, 5.00%, 12/01/2053	313,523	313,843
Pool SD8383, 5.50%, 12/01/2053	78,470	79,512
Pool SD8397, 6.50%, 01/01/2054	30,746	31,788
Pool SD8401, 5.50%, 02/01/2054	151,874	153,746
Pool SD8402, 6.00%, 02/01/2054	110,778	113,309
Pool SD8417, 4.50%, 03/01/2054	53,585	52,367
Pool SD8420, 5.50%, 04/01/2054	131,551	133,065
Pool SD8432, 6.00%, 05/01/2054	178,578	182,439
Pool SD8438, 5.50%, 06/01/2054	33,290	33,673
Pool SD8446, 5.50%, 07/01/2054	248,652	251,355
Pool SD8447, 6.00%, 07/01/2054	133,941	136,878
Pool SD8463, 6.00%, 09/01/2054	53,856	55,037
Pool SD8469, 5.50%, 10/01/2054	412,205	417,946
Pool SD8470, 6.00%, 10/01/2054	159,251	162,743
Pool SD8475, 5.50%, 11/01/2054	483,362	489,928
Pool SD8491, 5.00%, 12/01/2054	241,206	240,437
Pool SD8492, 5.00%, 01/01/2055	65,777	65,531
Pool SD8494, 5.50%, 01/01/2055	89,828	90,804
Pool SD8507, 6.00%, 02/01/2055	133,579	136,508
Pool SD8508, 6.50%, 02/01/2055	37,261	38,525
Pool SD8533, 5.50%, 05/01/2055	283,394	287,193
Pool SL0107, 4.50%, 05/01/2053	352,113	346,607
Pool SL0336, 6.00%, 08/01/2054	59,125	60,533
Pool SL0628, 6.00%, 04/01/2055	195,341	199,892
Pool SL0707, 3.50%, 08/01/2053	169,898	157,007
Pool SL0875, 6.00%, 04/01/2055	278,222	285,369
Pool SL1194, 6.00%, 05/01/2055	130,391	133,427
Pool SL1338, 6.00%, 06/01/2055	136,527	139,583
Pool SL3124, 6.00%, 09/01/2055	49,953	51,152
Series K140, Class A2, 2.25%, 01/25/2032	230,000	207,020
Series K-171, Class A2, 4.40%, 06/25/2035 (e)	448,000	449,876
Federal National Mortgage Association
Pool BT6823, 2.50%, 10/01/2051	156,622	133,864
Pool BT9030, 2.00%, 08/01/2051	23,852	19,491
Pool BX5065, 5.50%, 01/01/2053	19,939	20,223
Pool CA5354, 3.50%, 03/01/2050	41,632	38,517
Pool CA6435, 3.50%, 07/01/2050	841,595	779,587
Pool CA8026, 2.50%, 12/01/2050	1,216,316	1,039,194
Pool CB1066, 2.50%, 07/01/2051	251,584	215,645
Pool CB1149, 3.00%, 07/01/2051	232,933	207,541
Pool CB1332, 2.50%, 08/01/2051	184,671	157,493
Pool CB3600, 3.50%, 05/01/2052	148,244	137,512
Pool CB4020, 4.00%, 07/01/2052	32,314	30,891
Pool CB4121, 4.00%, 07/01/2052	112,184	107,189
Pool CB4852, 4.50%, 10/01/2052	235,111	230,735
Pool CB5384, 4.50%, 12/01/2052	124,081	121,746
Pool CB5906, 5.50%, 03/01/2053	19,656	19,973
Pool CB6031, 5.00%, 04/01/2053	44,016	44,123
Pool CB6201, 6.00%, 05/01/2053	39,443	40,534
Pool CB6308, 4.50%, 05/01/2053	819,258	808,185
Pool CB6475, 5.00%, 06/01/2053	758,701	761,320
Pool CB6619, 5.50%, 06/01/2053	56,424	57,264
Pool CB7867, 6.50%, 01/01/2054	106,752	110,543
Pool CB9207, 5.00%, 09/01/2054	335,242	335,498
Pool DC3150, 5.00%, 10/01/2054	275,899	275,657
Pool FA1099, 3.00%, 07/01/2052	364,919	325,059
Pool FA1382, 4.00%, 02/01/2053	340,666	326,786
Pool FA1633, 5.50%, 12/01/2054	886,331	899,210
Pool FM9540, 2.00%, 11/01/2051	219,223	179,961
Pool FS0176, 2.50%, 01/01/2052	349,357	299,269
Pool FS0288, 2.00%, 01/01/2052	73,681	60,484
Pool FS0631, 3.00%, 02/01/2052	27,839	24,916
Pool FS2321, 2.50%, 02/01/2052	435,572	372,928
Pool FS2512, 3.50%, 07/01/2052	279,087	259,901
Pool FS2805, 2.50%, 09/01/2052	1,020,477	873,954
Pool FS3251, 6.00%, 11/01/2052	51,204	52,883
Pool FS3497, 3.50%, 08/01/2052	188,405	174,513
Pool FS3569, 3.00%, 02/01/2052	167,089	148,586
Pool FS4035, 5.00%, 03/01/2053	620,101	623,928
Pool FS4110, 2.50%, 03/01/2052	48,642	41,594
Pool FS4377, 3.00%, 04/01/2052	1,410,904	1,254,566
Pool FS4874, 5.50%, 06/01/2053	19,646	20,095
Pool FS5235, 5.50%, 07/01/2053	176,812	179,942
Pool FS5846, 2.50%, 09/01/2052	71,735	61,046
Pool FS6288, 5.50%, 10/01/2053	21,218	21,622
Pool FS6633, 3.00%, 06/01/2052	406,748	361,766
Pool FS6668, 5.50%, 12/01/2053	550,843	559,448
Pool FS6838, 5.50%, 11/01/2053	53,939	54,676
Pool FS6866, 5.00%, 10/01/2053	278,122	278,693
Pool FS7252, 5.00%, 11/01/2053	152,260	152,270
Pool FS7278, 5.00%, 11/01/2053	53,720	53,759
Pool FS9853, 5.50%, 11/01/2054	430,264	437,515
Pool MA4078, 2.50%, 07/01/2050	215,225	184,668
Pool MA4211, 3.00%, 12/01/2050	22,279	19,943
Pool MA4305, 2.00%, 04/01/2051	178,160	145,684
Pool MA4548, 2.50%, 02/01/2052	118,842	101,597
Pool MA4565, 3.50%, 03/01/2052	31,091	28,808
Pool MA4580, 3.50%, 04/01/2052	289,166	268,098
Pool MA4599, 3.00%, 05/01/2052	120,774	107,334
Pool MA4600, 3.50%, 05/01/2052	2,609,245	2,412,958
Pool MA4624, 3.00%, 06/01/2052	197,202	175,222
Pool MA4625, 3.50%, 06/01/2052	426,023	394,962
Pool MA4626, 4.00%, 06/01/2052	140,840	134,721
Pool MA4651, 2.00%, 07/01/2052	29,396	23,985
Pool MA4653, 3.00%, 07/01/2052	713,450	636,293
Pool MA4654, 3.50%, 07/01/2052	76,989	71,197
Pool MA4655, 4.00%, 07/01/2052	755,165	724,163
Pool MA4684, 4.50%, 06/01/2052	62,980	61,827
Pool MA4698, 3.00%, 08/01/2052	435,716	388,043
Pool MA4700, 4.00%, 08/01/2052	1,478,317	1,417,628
Pool MA4732, 4.00%, 09/01/2052	253,911	243,461
Pool MA4733, 4.50%, 09/01/2052	74,462	73,091
Pool MA4782, 3.50%, 10/01/2052	292,132	270,802
Pool MA4783, 4.00%, 10/01/2052	110,454	105,676
Pool MA4784, 4.50%, 10/01/2052	202,598	198,994
Pool MA4786, 5.50%, 10/01/2052	24,056	24,408
Pool MA4805, 4.50%, 11/01/2052	125,403	123,056
Pool MA4841, 5.00%, 12/01/2052	141,550	141,660
Pool MA4868, 5.00%, 01/01/2053	23,922	23,950
Pool MA4918, 5.00%, 02/01/2053	273,262	274,133
Pool MA4940, 5.00%, 03/01/2053	23,851	23,860
Pool MA4978, 5.00%, 04/01/2053	362,995	364,115
Pool MA5008, 4.50%, 05/01/2053	180,740	177,328
Pool MA5009, 5.00%, 05/01/2053	509,422	510,862
Pool MA5010, 5.50%, 05/01/2053	25,934	26,315
Pool MA5038, 5.00%, 06/01/2053	1,829,607	1,836,382
Pool MA5054, 4.00%, 06/01/2053	108,654	103,547
Pool MA5071, 5.00%, 07/01/2053	334,819	335,765
Pool MA5073, 6.00%, 07/01/2053	196,085	200,898
Pool MA5106, 5.00%, 08/01/2053	398,954	399,876
Pool MA5107, 5.50%, 08/01/2053	275,627	279,838
Pool MA5108, 6.00%, 08/01/2053	56,417	57,798
Pool MA5135, 4.00%, 09/01/2053	21,978	20,953
Pool MA5138, 5.50%, 09/01/2053	695,220	706,264
Pool MA5139, 6.00%, 09/01/2053	886,991	911,023
Pool MA5165, 5.50%, 10/01/2053	19,828	20,097
Pool MA5166, 6.00%, 10/01/2053	276,733	284,117
Pool MA5192, 6.50%, 11/01/2053	136,992	141,804
Pool MA5215, 5.50%, 12/01/2053	1,534,732	1,559,360
Pool MA5216, 6.00%, 12/01/2053	340,288	349,361
Pool MA5245, 5.00%, 01/01/2054	3,177,808	3,180,236
Pool MA5247, 6.00%, 01/01/2054	17,384	17,788
Pool MA5271, 5.50%, 02/01/2054	324,896	328,975
Pool MA5294, 5.00%, 03/01/2054	1,410,661	1,411,012
Pool MA5296, 5.50%, 03/01/2054	1,524,805	1,547,117
Pool MA5327, 5.00%, 04/01/2054	292,850	292,840
Pool MA5331, 5.50%, 04/01/2054	661,879	671,564
Pool MA5352, 5.00%, 05/01/2054	608,498	608,160
Pool MA5389, 6.00%, 06/01/2054	103,910	106,211
Pool MA5445, 6.00%, 08/01/2054	45,539	46,537
Pool MA5498, 6.00%, 10/01/2054	315,813	323,763
Pool MA5530, 5.00%, 11/01/2054	864,587	864,014
Pool MA5531, 5.50%, 11/01/2054	97,097	98,174
Pool MA5584, 4.50%, 01/01/2055	285,048	279,266
Pool MA5586, 5.50%, 01/01/2055	239,036	241,635
Pool MA5611, 4.00%, 02/01/2055	279,011	265,970
Pool MA5644, 4.50%, 03/01/2055	264,940	259,566
Pool MA5760, 5.50%, 07/01/2055	287,459	291,246
Ginnie Mae II Pool
Pool MA8151, 4.50%, 07/20/2052	132,194	130,042
Pool MA8201, 4.50%, 08/20/2052	22,685	22,315
Pool MA8800, 5.00%, 04/20/2053	470,763	472,601
Pool MA8801, 5.50%, 04/20/2053	455,996	463,530
Pool MA8877, 4.50%, 05/20/2053	262,441	258,245
Pool MA8947, 5.00%, 06/20/2053	186,455	186,800
Pool MA8948, 5.50%, 06/20/2053	37,370	37,889
Pool MA9016, 5.00%, 07/20/2053	41,932	42,027
Pool MA9018, 6.00%, 07/20/2053	44,903	45,945
Pool MA9240, 5.00%, 10/20/2053	48,652	48,717
Pool MA9241, 5.50%, 10/20/2053	76,474	77,498
Pool MA9304, 5.00%, 11/20/2053	119,834	119,958
Pool MA9361, 5.00%, 12/20/2053	154,020	153,707
Pool MA9539, 4.50%, 03/20/2054	46,591	45,534
Pool MA9541, 5.50%, 03/20/2054	71,018	71,816
Pool MA9603, 4.50%, 04/20/2054	161,571	157,894
Pool MA9605, 5.50%, 04/20/2054	32,969	33,339
Pool MA9726, 6.00%, 06/20/2054	72,935	74,396
Pool MA9780, 6.00%, 07/20/2054	98,007	99,843
Pool MA9906, 5.50%, 09/20/2054	63,867	64,472
Pool MA9963, 4.50%, 10/20/2054	37,854	36,975
Pool MA9964, 5.00%, 10/20/2054	23,393	23,345
Pool MB0092, 5.50%, 12/20/2054	40,227	40,620
Pool MB0204, 5.00%, 02/20/2055	28,740	28,683
Pool MB0206, 6.00%, 02/20/2055	74,671	76,078
Pool MB0259, 5.50%, 03/20/2055	177,270	178,734
Pool MB0308, 5.50%, 04/20/2055	107,250	108,136
Pool MB0365, 5.00%, 05/20/2055	44,345	44,242
Pool MB0556, 5.50%, 08/20/2055	143,855	145,107
Pool MB0557, 6.00%, 08/20/2055	94,126	95,896
Government National Mortgage Association, Series 2021-103, Class HE, 2.00%, 06/20/2051	30,721	25,830
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $72,028,763)		73,574,054

ASSET-BACKED SECURITIES - 4.4%	Par	Value
American Airlines Group, Inc.
Series 2015-1, 3.38%, 05/01/2027	58,313	57,351
Series 2016-2, 3.20%, 06/15/2028	501,382	488,339
Series 2016-3, 3.00%, 10/15/2028	57,368	55,334
Series 2019-1, 3.15%, 02/15/2032	162,764	152,777
American Express Travel Related Services Co., Inc.
Series 2024-2, Class A, 5.24%, 04/15/2031	885,000	925,596
Series 2025-2, Class A, 4.28%, 04/15/2030	700,000	708,283
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class D, 5.68%, 08/20/2032 (c)	214,000	218,029
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (c)	21,036	19,343
Avis Budget Car Rental LLC
Series 2024-1A, Class B, 5.85%, 06/20/2030 (c)	100,000	103,771
Series 2024-2A, Class A, 5.13%, 10/20/2028 (c)	310,000	315,585
Series 2025-1A, Class C, 5.87%, 08/20/2029 (c)	184,000	187,603
Series 2025-3A, Class B, 4.46%, 02/20/2030 (c)	210,000	209,446
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	920,000	934,935
Bayview Opportunity Master Fund VII 2024-EDU1 LLC
Series 2025-EDU1, Class A, 5.37% (30 day avg SOFR US + 1.30%), 07/27/2048 (c)	238,117	238,669
Series 2025-EDU1, Class C, 5.87% (30 day avg SOFR US + 1.80%), 07/27/2048 (c)	238,117	237,849
Blue Stream Communications LLC, Series 2024-1A, Class A2, 5.41%, 11/20/2054 (c)	176,000	178,184
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, 08/15/2031	118,000	118,147
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 05/15/2039 (c)	218,508	223,101
Series 2024-2A, Class A, 5.36%, 09/15/2039 (c)	82,093	82,815
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	1,805,000	1,810,465
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.50%, 02/15/2050 (c)	274,813	278,957
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (c)	150,000	149,295
CCG Receivables Trust, Series 2025-1, Class B, 4.69%, 10/14/2032 (c)	233,000	235,932
Cloud Capital Holdco LP
Series 2024-1A, Class A2, 5.78%, 11/22/2049 (c)	518,000	520,436
Series 2024-2A, Class A2, 5.92%, 11/22/2049 (c)	135,000	136,255
Consolidated Communications LLC, Series 2025-1A, Class B, 6.51%, 05/20/2055 (c)	308,000	315,148
Crockett Partners Equipment Co. II LLC
Series 2024-1C, Class A, 6.05%, 01/20/2031 (c)	87,879	88,729
Series 2024-1C, Class B, 6.78%, 01/20/2031 (c)	75,758	75,851
Series 2024-2M, Class A, 5.70%, 12/20/2032 (c)	261,051	262,266
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048 (c)	325,000	320,590
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (c)	77,000	76,099
Series 2025-1A, Class A2, 5.91%, 02/20/2050 (c)	405,000	412,914
DB Master Finance Parent LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/2055 (c)	325,000	327,837
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030 (c)	245,260	246,407
DigitalBridge Group, Inc., Series 2024-1A, Class A2, 4.99%, 09/15/2049 (c)	455,000	453,486
Domino's SPV Guarantor LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055 (c)	330,000	332,599
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054 (c)	311,063	323,607
Elara Depositor LLC, Series 2023-A, Class A, 6.16%, 02/25/2038 (c)	158,189	163,626
ELFI Graduate Loan Program, Series 2024-A, Class A, 5.56%, 08/25/2049 (c)	117,259	119,883
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067 (c)(h)	154,404	138,052
Enterprise Fleet Financing, Series 2025-2, Class A3, 4.41%, 06/20/2029 (c)	295,000	298,133
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class D, 5.49%, 05/15/2031	370,000	376,271
Financial Holding Corp.
Series 2024-D, Class A, 5.34%, 04/15/2029 (c)	104,000	105,475
Series 2025-B, Class A, 4.85%, 02/15/2030 (c)	652,000	662,947
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	155,000	157,662
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (c)(d)	360,000	371,870
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029 (c)	265,000	269,688
Series 2025-2, Class A1, 4.06%, 09/15/2030	820,000	823,912
Foundation Finance Trust
Series 2024-2A, Class A, 4.60%, 03/15/2050 (c)	200,750	201,246
Series 2024-2A, Class D, 6.59%, 03/15/2050 (c)	87,297	88,365
Frontier Communications Parent, Inc.
Series 2023-1, Class A2, 6.60%, 08/20/2053 (c)	290,000	293,472
Series 2024-1, Class B, 7.02%, 06/20/2054 (c)	75,000	78,183
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066 (c)(h)	190,241	162,448
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029 (c)	310,000	314,356
GLS Auto Receivables Trust, Series 2025-2A, Class D, 5.59%, 01/15/2031 (c)	199,000	201,580
GLS Auto Select Receivables Trust
Series 2025-1A, Class B, 5.04%, 02/15/2031 (c)	50,000	51,026
Series 2025-1A, Class C, 5.26%, 03/15/2031 (c)	67,000	68,365
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	561,731	564,939
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (c)	163,023	135,192
GreenSky LLC
Series 2024-1, Class D, 7.33%, 06/25/2059 (c)	85,779	88,661
Series 2025-1A, Class B, 5.39%, 03/25/2060 (c)	186,000	188,458
Hilton Grand Vacations, Inc.
Series 2022-2A, Class A, 4.30%, 01/25/2037 (c)	32,463	32,310
Series 2024-1B, Class A, 5.75%, 09/15/2039 (c)	29,612	30,107
Series 2024-1B, Class B, 5.99%, 09/15/2039 (c)	42,900	43,580
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (c)	134,404	136,305
Island Finance Trust, Series 2025-1A, Class A, 6.54%, 03/19/2035 (c)	107,000	108,296
Jersey Mike's Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (c)	322,563	330,203
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.60% (30 day avg SOFR US + 1.50%), 08/25/2054 (c)	106,626	106,646
Kubota Credit Owner Trust
Series 2024-2A, Class A4, 5.19%, 05/15/2030 (c)	171,000	175,536
Series 2025-1A, Class A3, 4.67%, 06/15/2029 (c)	393,000	399,578
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/2065 (c)	404,000	409,599
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (c)	137,000	138,580
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class B, 1.83%, 05/20/2039 (c)	113,181	107,488
Series 2023-1A, Class A, 4.93%, 10/20/2040 (c)	38,869	39,284
Series 2023-1A, Class B, 5.42%, 10/20/2040 (c)	194,347	196,876
Metronet Systems Holdings LLC, Series 2025-2A, Class A2, 5.40%, 08/20/2055 (c)	362,000	367,658
MMAF Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, 08/13/2032 (c)	385,000	394,070
MVW Owner Trust
Series 2024-2A, Class B, 4.58%, 03/20/2042 (c)	165,652	165,136
Series 2024-2A, Class C, 4.92%, 03/20/2042 (c)	106,593	105,227
Series 2025-1A, Class B, 5.21%, 09/22/2042 (c)	105,880	107,627
Series 2025-1A, Class C, 5.75%, 09/22/2042 (c)	85,551	86,460
Series 2025-2A, Class C, 4.97%, 10/20/2044 (c)	177,000	177,636
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (c)	270,600	243,524
Series 2024-A, Class A, 5.66%, 10/15/2072 (c)	245,136	251,264
NextGear Floorplan Master Trust
Series 2024-1A, Class A2, 5.12%, 03/15/2029 (c)	340,000	344,823
Series 2025-1A, Class A, 4.55%, 02/15/2030 (c)	285,000	288,282
OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, 09/15/2036 (c)	200,000	203,843
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (c)	169,264	170,708
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041 (c)	250,000	239,095
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (c)	300,000	303,552
RCKT Mortgage Trust
Series 2024-CES2, Class A1A, 6.14%, 04/25/2044 (c)(h)	57,392	58,046
Series 2025-CES10, Class A1A, 4.89%, 11/25/2055 (c)(d)	180,106	180,063
Series 2025-CES10, Class A1B, 5.00%, 11/25/2055 (c)(d)	273,128	273,425
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055 (c)(d)	325,000	326,367
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055 (c)(d)	384,263	389,606
Santander Consumer USA Holdings, Inc.
Series 2024-1, Class C, 5.45%, 03/15/2030	22,000	22,215
Series 2025-1, Class D, 5.43%, 03/17/2031	410,000	416,506
SBA Depositor LLC, Series 2020-1-2, 2.33%, 01/15/2028 (c)	150,000	143,629
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 01/20/2032 (c)	325,000	332,455
Sierra Timeshare Conduit Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 09/20/2038 (c)	10,274	10,179
Series 2024-1A, Class C, 5.94%, 01/20/2043 (c)	77,105	78,361
Series 2024-2A, Class B, 5.29%, 06/20/2041 (c)	125,330	126,562
Series 2025-3A, Class B, 4.64%, 08/22/2044 (c)	93,184	93,576
Series 2025-3A, Class C, 4.98%, 08/22/2044 (c)	124,867	125,021
SMRT 2022-MINI, Series 2022-MINI, Class E, 6.66% (1 mo. Term SOFR + 2.70%), 01/15/2039 (c)	125,000	123,942
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/2048 (c)	28,183	27,668
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (c)	382,000	383,782
Stack Infrastructure Issuer LLC
Series 2023-3A, Class A2, 5.90%, 10/25/2048 (c)	196,139	197,638
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (c)	152,000	154,188
Series 2025-1A, Class A2, 5.00%, 05/25/2050 (c)	340,000	337,161
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (c)	247,500	249,913
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/2055 (c)(i)	357,000	361,700
Taco Bell Corp.
Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (c)	245,625	237,697
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (c)	89,408	83,272
Series 2025-1A, Class A2I, 4.82%, 08/25/2055 (c)	325,000	326,305
Towd Point Mortgage Trust
Series 2018-2, Class A2, 3.50%, 03/25/2058 (c)(h)	100,000	97,670
Series 2022-4, Class A1, 3.75%, 09/25/2062 (c)	85,697	82,702
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (c)(h)	177,283	178,052
Series 2024-CES2, Class A1A, 6.13%, 02/25/2064 (c)(h)	182,803	184,164
Series 2024-CES4, Class A1, 5.12%, 09/25/2064 (c)(d)	188,027	187,873
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, 11/15/2027 (c)	332,000	336,259
United Airlines, Inc.
5.45%, 02/15/2037	637,244	662,657
Series 2014-1, 4.00%, 04/11/2026	61,334	61,154
Series 2016-2, 2.88%, 10/07/2028	24,089	23,013
Series 2019-2, 2.70%, 05/01/2032	150,661	138,646
Series 2023-1, 5.80%, 01/15/2036	421,703	446,627
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055 (c)	718,000	737,744
US Bancorp, Series 2025-SUP1, Class C, 5.97% (30 day avg SOFR US + 1.90%), 02/25/2032 (c)(i)	194,940	194,112
Vantage Data Centers Guarantor LLC, Series 2021-1A, Class A2, 2.17%, 10/15/2046 (c)	125,000	121,898
Vantage Data Centers Holding LLC, Series 2025-1A, Class A2, 5.13%, 08/15/2055 (c)	841,000	836,900
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,728,336
Series 2024-8, Class A1A, 4.62%, 11/20/2030	806,000	818,157
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066 (c)(h)	207,258	182,842
Series 2025-3, Class A3, 5.93%, 05/25/2070 (c)(d)	258,381	260,419
Series 2025-6, Class A3, 5.72%, 07/25/2070 (c)(d)	423,584	425,935
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037 (c)	183,611	187,250
Westlake Automobile Receivables Trust
Series 2025-1A, Class D, 5.54%, 11/15/2030 (c)	205,000	207,900
Series 2025-2A, Class C, 4.85%, 01/15/2031 (c)	262,000	263,746
WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, 05/15/2030	1,280,000	1,298,010
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039 (c)	248,354	249,848
Willis Lease Finance Corp., Series 2025-A, Class A, 5.58%, 06/15/2050 (c)	246,304	250,360
Wireless PropCo Funding Parent LLC
Series 2025-1A, Class A2, 4.07%, 06/25/2055 (c)	88,000	85,610
Series 2025-1A, Class B, 4.30%, 06/25/2055 (c)	85,000	81,632
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (c)	320,000	325,994
TOTAL ASSET-BACKED SECURITIES (Cost $38,606,336)		39,163,920

FOREIGN CORPORATE BONDS - 3.0%	Par	Value
Airlines - 0.0%(b)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (c)	18,333	18,343
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (c)	337,000	338,276
		356,619

Automobiles & Components - 0.0%(b)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	99,238

Banks - 1.3%
ASB Bank Ltd.
5.35%, 06/15/2026 (c)	323,000	324,508
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (c)	461,000	465,548
Australia & New Zealand Banking Group Ltd., 4.75%, 01/18/2027	361,000	363,842
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	172,426
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027 (c)	349,000	348,262
Banco Santander SA, 6.92%, 08/08/2033	600,000	669,175
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	400,000	405,877
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (c)	349,000	333,639
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030 (c)	352,000	364,310
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (c)	207,000	221,364
Commonwealth Bank of Australia, 5.84%, 03/13/2034 (c)	892,000	946,097
Credit Agricole SA
5.59%, 07/05/2026 (c)	558,000	563,253
5.13%, 03/11/2027 (c)	254,000	256,965
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027 (c)	4,000	4,033
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,541,001
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (c)	245,000	252,479
Macquarie Bank Ltd., 3.62%, 06/03/2030 (c)	863,000	827,013
Mitsubishi UFJ Financial Group, Inc., 5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	248,592
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	196,690
Societe Generale SA, 1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (c)	805,000	803,928
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (c)	200,000	201,785
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	205,883
5.80%, 07/13/2028	540,000	563,706
5.71%, 01/13/2030	253,000	266,717
1.71%, 01/12/2031	280,000	246,373
5.77%, 01/13/2033	351,000	375,581
		11,169,047

Capital Goods - 0.1%
Vinci SA, 3.75%, 04/10/2029 (c)	637,000	628,409
Weir Group PLC, 2.20%, 05/13/2026 (c)	281,000	277,188
		905,597

Commercial Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	559,520
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028 (a)(c)	213,000	202,590
		762,110

Consumer Staples Distribution & Retail - 0.0%(b)
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (c)	202,000	200,083

Energy - 0.1%
Aker BP ASA, 6.00%, 06/13/2033 (c)	192,000	201,390
Enbridge, Inc.
5.30%, 04/05/2029	40,000	41,199
5.70%, 03/08/2033	234,000	247,297
5.63%, 04/05/2034	305,000	319,638
		809,524

Exploration & Production - 0.0%(b)
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	45,514

Financial Services - 0.1%
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028 (a)(c)	200,000	206,250
UBS AG, 5.65%, 09/11/2028	250,000	260,751
UBS Group AG
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (c)	13,000	12,903
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (c)	366,000	362,635
		842,539

Food & Beverage - 0.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	699,000	683,144

Food, Beverage & Tobacco - 0.1%
Heineken NV, 3.50%, 01/29/2028 (c)	882,000	874,663

Industrial Other - 0.0%(b)
Triton Container International Ltd., 3.15%, 06/15/2031 (c)	216,000	194,961

Insurance - 0.1%
AIA Group Ltd., 3.20%, 09/16/2040 (c)	213,000	169,704
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	237,629
		407,333

Materials - 0.0%(b)
Taseko Mines Ltd., 8.25%, 05/01/2030 (c)	14,000	14,827
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (c)	6,000	6,349
Yara International ASA, 3.80%, 06/06/2026 (c)	22,000	21,872
		43,048

Media & Entertainment - 0.0%(b)
Tencent Holdings Ltd., 3.98%, 04/11/2029 (c)	353,000	353,366

Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	328,000	335,309
Fortescue Treasury Pty Ltd., 5.88%, 04/15/2030 (c)	11,000	11,343
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (c)	30,943	30,833
		377,485

Railroad - 0.0%(b)
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	31,460

Real Estate Management & Development - 0.0%(b)
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027 (a)(c)	347,000	343,967

Retail - Consumer Staples - 0.0%(b)
Viterra Finance BV, 2.00%, 04/21/2026 (c)	201,000	198,797

Semiconductors & Semiconductor Equipment - 0.3%
Renesas Electronics Corp., 2.17%, 11/25/2026 (c)	376,000	367,537
SK Hynix, Inc.
6.38%, 01/17/2028 (c)	1,290,000	1,346,701
5.50%, 01/16/2029 (c)	1,156,000	1,197,308
		2,911,546

Supermarkets & Pharmacies - 0.1%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027 (c)	290,000	287,208
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029 (a)(c)	280,000	275,108
		562,316

Telecommunication Services - 0.0%(b)
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	230,940
Vodafone Group PLC, 5.75%, 02/10/2063	87,000	83,666
		314,606

Transportation - 0.1%
AP Moller - Maersk AS, 5.88%, 09/14/2033 (c)	1,011,000	1,082,156

Utilities - 0.3%
E.ON International Finance BV, 6.65%, 04/30/2038 (c)	161,000	181,729
Electricite de France SA
5.70%, 05/23/2028 (c)	349,000	360,091
6.95%, 01/26/2039 (c)	243,000	274,121
6.90%, 05/23/2053 (c)	236,000	265,685
Enel Finance International NV, 1.63%, 07/12/2026 (c)(d)	577,000	568,230
Korea Electric Power Corp., 4.00%, 06/14/2027 (c)	703,000	703,496
National Grid PLC, 5.42%, 01/11/2034	315,000	328,279
		2,681,631

Wireline Telecommunications Services - 0.1%
British Telecommunications PLC, 5.13%, 12/04/2028	658,000	675,803
TOTAL FOREIGN CORPORATE BONDS (Cost $26,139,043)		26,926,553

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%	Par	Value
Avenue of Americas, Series 2025-1301, Class D, 6.43%, 08/11/2042 (c)(h)	188,000	191,461
BANK-2019, Series 2019-BN17, Class C, 4.66%, 04/15/2052 (h)	235,000	219,974
BANK-2024, Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	745,000	801,356
BANK-2025, Series 2025-BNK50, Class A5, 5.65%, 05/15/2068 (h)	245,000	261,393
BANK5 Trust
Series 2023-5YR2, Class C, 7.40%, 07/15/2056 (h)	85,000	87,734
Series 2024-5YR12, Class C, 6.50%, 12/15/2057 (h)	255,000	263,560
Series 2024-5YR5, Class B, 6.54%, 02/15/2029 (h)	69,000	71,949
Series 2024-5YR7, Class B, 6.94%, 06/15/2057	201,000	212,712
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	1,230,000	1,293,615
Series 2025-5YR13, Class A3, 5.75%, 01/15/2058	350,000	368,644
Series 2025-5YR17, Class B, 5.99%, 11/15/2058 (h)	158,000	163,496
Series 2025-5YR17, Class C, 5.89%, 11/15/2058 (h)	112,000	112,652
BBCMS Trust
Series 2018-TALL, Class B, 5.13% (1 mo. Term SOFR + 1.17%), 03/15/2037 (c)	100,000	91,045
Series 2024-5C31, Class C, 5.76%, 12/15/2057 (h)	59,000	59,197
Series 2024-C24, Class C, 6.00%, 02/15/2057	225,000	221,273
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	1,190,000	1,257,964
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	1,035,000	1,089,121
Series 2025-5C36, Class A3, 5.52%, 08/15/2058	470,000	492,784
Benchmark Mortgage Trust
Series 2023-B40, Class C, 7.66%, 12/15/2056 (h)	111,000	116,365
Series 2023-V2, Class C, 7.00%, 05/15/2055 (h)	178,000	181,905
Series 2023-V3, Class C, 7.41%, 07/15/2056 (h)	131,000	133,151
Series 2024-V6, Class C, 6.67%, 03/15/2057	140,000	144,030
Series 2024-V6, Class D, 4.00%, 03/15/2057	48,000	43,252
Series 2024-V7, Class B, 7.08%, 05/15/2056 (h)	135,000	142,071
Series 2024-V8, Class A3, 6.19%, 07/15/2057 (h)	755,000	800,561
Series 2025-V13, Class A4, 5.82%, 02/15/2058 (h)	290,000	306,140
Series 2025-V15, Class A3, 5.80%, 06/15/2058	1,050,000	1,112,162
BMO Mortgage Trust
Series 2024-5C3, Class B, 6.56%, 02/15/2057 (h)	68,000	70,275
Series 2024-5C4, Class A3, 6.53%, 05/15/2057 (h)	850,000	905,976
Series 2024-5C8, Class C, 5.74%, 12/15/2057 (h)	36,000	36,005
Series 2024-C8, Class C, 6.23%, 03/15/2057 (h)	265,000	271,477
Series 2025-5C10, Class C, 6.49%, 05/15/2058 (h)	84,000	86,385
Series 2025-C12, Class A5, 5.87%, 06/15/2058 (h)	352,000	380,135
Brookfield Properties Retail Holding LLC, Series 2024-SHOW, Class C, 6.28%, 10/10/2041 (c)(h)	170,000	172,226
Chase Mortgage Finance Corp.
Series 2024-11, Class A4, 6.00%, 11/25/2055 (c)(h)	284,546	289,204
Series 2024-2, Class A6A, 6.00%, 02/25/2055 (c)(h)	51,190	51,402
Series 2024-4, Class A6, 6.00%, 03/25/2055 (c)(h)	179,662	180,288
Series 2025-1, Class A4, 6.00%, 11/25/2055 (c)(h)	296,402	301,336
CHI Commercial Mortgage Trust, Series 2025-110W, Class D, 6.63%, 12/13/2037 (c)(h)	288,000	289,668
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class C, 6.57%, 07/10/2028 (c)(h)	200,000	205,304
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class B, 7.23%, 08/10/2044 (c)(h)	213,000	226,854
Series 2024-CBM, Class D, 8.19%, 12/10/2041 (c)(h)	100,000	104,186
Series 2025-SBX, Class B, 5.73%, 08/10/2041 (c)(h)	330,000	332,141
Computershare Corporate Trust, Series 2024-1CHI, Class C, 6.43%, 07/15/2035 (c)(h)	205,000	206,645
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A1, 5.04%, 10/25/2069 (c)(d)	157,306	157,289
Series 2024-INV2, Class A3, 5.44%, 10/25/2069 (c)(d)	90,014	90,188
ELM Trust
Series 2024-ELM, Class D10, 6.85%, 06/10/2039 (c)(h)	180,000	180,214
Series 2024-ELM, Class D15, 6.90%, 06/10/2039 (c)(h)	123,000	123,129
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1B1, 6.82% (30 day avg SOFR US + 2.75%), 12/25/2041 (c)	100,000	101,409
Series 2022-R02, Class 2M1, 5.27% (30 day avg SOFR US + 1.20%), 01/25/2042 (c)	3,034	3,026
Series 2022-R02, Class 2M2, 7.07% (30 day avg SOFR US + 3.00%), 01/25/2042 (c)	500,000	509,669
Series 2022-R07, Class 1M2, 8.72% (30 day avg SOFR US + 4.65%), 06/25/2042 (c)	55,000	57,754
Series 2023-R06, Class 1M2, 6.77% (30 day avg SOFR US + 2.70%), 07/25/2043 (c)	500,000	514,600
Series 2024-R03, Class 2M2, 6.02% (30 day avg SOFR US + 1.95%), 03/25/2044 (c)	420,000	423,455
Series 2024-R04, Class 1M2, 5.72% (30 day avg SOFR US + 1.65%), 05/25/2044 (c)	99,000	99,259
Series 2025-R02, Class 1M2, 5.67% (30 day avg SOFR US + 1.60%), 02/25/2045 (c)	145,000	145,206
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.56%, 02/10/2056 (h)	65,000	66,768
Series 2023-V1, Class C, 6.56%, 02/10/2056 (h)	62,909	63,515
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class B1, 7.72% (30 day avg SOFR US + 3.65%), 11/25/2041 (c)	500,000	511,860
Series 2022-DNA1, Class M2, 6.57% (30 day avg SOFR US + 2.50%), 01/25/2042 (c)	100,000	101,057
Series 2022-DNA3, Class M2, 8.42% (30 day avg SOFR US + 4.35%), 04/25/2042 (c)	562,000	586,283
Series 2022-DNA5, Class M1B, 8.57% (30 day avg SOFR US + 4.50%), 06/25/2042 (c)	150,000	157,497
Series 2022-HQA2, Class M1B, 8.07% (30 day avg SOFR US + 4.00%), 07/25/2042 (c)	100,000	104,660
Series 2024-DNA1, Class M2, 6.02% (30 day avg SOFR US + 1.95%), 02/25/2044 (c)	500,000	503,881
Series 2025-HQA1, Class M2, 5.72% (30 day avg SOFR US + 1.65%), 02/25/2045 (c)	214,000	214,130
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 6.85% (1 mo. Term SOFR + 2.89%), 03/15/2039 (c)	200,000	200,525
GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, 02/25/2056 (c)(h)	368,342	371,366
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C, 6.15%, 01/13/2040 (c)(h)	100,000	103,546
Series 2025-SPRL, Class D, 6.55%, 01/13/2040 (c)(h)	100,000	104,085
Series 2025-SPRL, Class E, 6.90%, 01/13/2040 (c)(h)	100,000	103,720
IRV Trust, Series 2025-200P, Class C, 5.92%, 03/14/2047 (c)(h)	234,000	238,160
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	479,337	476,975
Series 2022-OPO, Class B, 3.38%, 01/05/2039 (c)	150,000	134,236
Madison Avenue Trust
Series 2025-11MD, Class C, 5.82%, 10/15/2042 (c)(h)	150,000	151,866
Series 2025-11MD, Class D, 6.57%, 10/15/2042 (c)(h)	150,000	151,446
Series 2025-11MD, Class E, 7.57%, 10/15/2042 (c)(h)	150,000	150,130
Manhattan West, Series 2020-1MW, Class D, 2.41%, 09/10/2039 (c)(h)	249,000	235,436
Morgan Stanley Capital I, Inc., Series 2018-H4, Class C, 5.22%, 12/15/2051 (h)	10,000	9,344
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.63%, 01/25/2070 (c)(h)	218,785	219,835
New Residential Mortgage Loan Trust 2023-NQM1, Series 2025-NQM3, Class A3, 5.99%, 05/25/2065 (c)(d)	315,546	319,998
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.38%, 02/10/2047 (c)(h)	100,000	104,073
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%, 07/13/2042 (c)(h)	209,000	211,891
ONNI Commerical Mortgage Trust
Series 2024-APT, Class C, 6.64%, 07/15/2039 (c)(h)	215,000	219,462
Series 2024-APT, Class D, 7.24%, 07/15/2039 (c)(h)	160,000	165,203
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (c)(h)	274,360	227,561
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063 (c)(d)	157,069	158,667
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064 (c)(d)	390,309	389,461
Series 2024-NQM14, Class A3, 5.35%, 09/25/2064 (c)(d)	110,495	110,220
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064 (c)(d)	154,957	155,968
Series 2025-HE1, Class A1, 5.67% (30 day avg SOFR US + 1.60%), 02/25/2055 (c)	336,946	337,947
Series 2025-NQM7, Class A2, 5.76%, 05/25/2055 (c)(d)	138,854	139,813
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055 (c)(d)	140,557	141,524
PRKCM Trust, Series 2025-AFC1, Class A1, 5.10%, 10/25/2060 (c)(h)	393,015	393,602
PRM Trust 2025-PRM6, Series 2025-PRM6, Class D, 5.87%, 07/05/2033 (c)(h)	100,000	100,245
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043 (c)(h)	249,818	252,713
RFR Trust, Series 2025-SGRM, Class A, 5.56%, 03/11/2041 (c)(h)	158,000	161,540
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	112,000	117,334
Sequoia Mortgage Trust, Series 2024-7, Class A12, 5.50%, 08/25/2054 (c)(h)	66,885	66,712
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061 (c)(h)	65,765	57,080
Stellar Management
Series 2025-IP, Class A, 5.42%, 06/10/2042 (c)(h)	80,000	81,409
Series 2025-IP, Class D, 6.53%, 06/10/2042 (c)(h)	106,000	107,915
Series 2025-IP, Class E, 7.07%, 06/10/2042 (c)(h)	60,000	61,209
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C64, Class A5, 5.65%, 02/15/2058	645,000	688,506
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,175,932)		26,484,646

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.0%	Par	Value
Brazilian Government International Bond, 6.13%, 03/15/2034	420,000	427,392
Chile Government International Bond, 5.65%, 01/13/2037	585,000	620,656
Costa Rica Government International Bond, 7.16%, 03/12/2045	420,000	458,220
Guatemala Government Bond, 6.55%, 02/06/2037 (c)	415,000	442,805
Indonesia Government International Bond
5.25%, 01/17/2042 (c)	200,000	201,593
4.30%, 03/31/2052	400,000	336,168
4.45%, 04/15/2070	207,000	169,784
Mexico Government International Bond
6.00%, 05/13/2030	205,000	214,262
5.85%, 07/02/2032	235,000	241,585
6.00%, 05/07/2036	349,000	356,381
6.63%, 01/29/2038	240,000	252,375
5.55%, 01/21/2045	140,000	130,328
6.34%, 05/04/2053	403,000	390,890
6.40%, 05/07/2054	333,000	325,751
7.38%, 05/13/2055	599,000	656,362
Oman Government International Bond, 6.50%, 03/08/2047 (c)	405,000	441,466
Panama Government International Bond, 2.25%, 09/29/2032	200,000	163,311
Paraguay Government International Bond, 5.40%, 03/30/2050 (c)	460,000	425,960
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	136,797
3.30%, 03/11/2041	141,000	109,895
3.55%, 03/10/2051	140,000	100,140
Philippine Government International Bond
7.75%, 01/14/2031	211,000	245,091
6.38%, 10/23/2034	394,000	444,026
Province of Quebec Canada, 4.63%, 08/28/2035	410,000	418,819
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	15,321
5.50%, 03/18/2054	946,000	926,565
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	157,417
Romanian Government International Bond, 6.13%, 01/22/2044 (c)	100,000	96,196
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	105,291
4.13%, 11/20/2045	138,000	122,238
4.98%, 04/20/2055	324,000	299,295
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $9,051,243)		9,432,380

U.S. GOVERNMENT AGENCY ISSUES - 1.0%	Par	Value
Federal Farm Credit Banks Funding Corp
4.88%, 08/28/2026	5,000	5,032
4.50%, 03/26/2027	20,000	20,177
1.00%, 08/03/2027	25,000	23,919
0.86%, 10/05/2027	44,000	41,783
4.25%, 12/15/2028	63,000	64,229
1.55%, 03/15/2029	8,000	7,503
4.13%, 03/20/2029	10,000	10,155
4.97%, 03/27/2029	385,000	386,604
1.19%, 07/16/2029	7,000	6,373
1.14%, 08/20/2029	30,000	27,269
1.23%, 09/10/2029	71,000	64,896
1.74%, 06/03/2030	1,280,000	1,172,903
1.25%, 06/24/2030	21,000	18,837
1.60%, 07/15/2030	33,000	29,917
1.55%, 07/26/2030	134,000	121,766
1.15%, 08/12/2030	25,000	22,212
1.24%, 09/03/2030	671,000	601,355
1.32%, 09/09/2030	22,000	19,738
1.22%, 09/23/2030	1,201,000	1,071,167
1.30%, 02/03/2031	35,000	30,944
1.67%, 03/03/2031	31,000	27,813
1.99%, 03/17/2031	367,000	335,002
2.02%, 04/01/2031	72,000	65,731
4.75%, 05/02/2031	257,000	270,080
1.88%, 06/16/2031	22,000	19,813
3.30%, 03/23/2032	474,000	456,825
1.69%, 08/20/2035	196,000	153,395
1.68%, 09/17/2035	55,000	43,518
2.10%, 02/25/2036	21,000	17,091
5.67%, 09/12/2044	362,000	362,001
Federal Home Loan Banks
2.50%, 12/10/2027	140,000	136,923
3.00%, 03/10/2028	10,000	9,867
3.25%, 06/09/2028	140,000	138,787
4.50%, 03/09/2029	250,000	257,569
2.13%, 12/14/2029	150,000	141,609
1.50%, 03/14/2031	1,760,000	1,576,807
4.75%, 03/10/2034	165,000	172,248
Tennessee Valley Authority
4.88%, 01/15/2048	716,000	703,352
5.25%, 02/01/2055	235,000	238,365
4.25%, 09/15/2065	229,000	191,873
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $8,858,084)		9,065,448

FOREIGN GOVERNMENT AGENCY ISSUES - 0.9%	Par	Value
Asian Development Bank
1.50%, 01/20/2027	330,000	322,131
3.75%, 04/25/2028	135,000	135,336
Corp. Andina de Fomento, 5.00%, 01/22/2030	360,000	374,055
Export-Import Bank of Korea, 3.75%, 09/22/2030	490,000	488,344
Indonesia Government International Bond, 5.25%, 01/15/2030	274,000	284,685
Inter-American Development Bank
1.50%, 01/13/2027	411,000	401,352
4.13%, 02/15/2029	208,000	211,026
International Bank for Reconstruction & Development
0.88%, 07/15/2026	402,000	394,921
1.38%, 04/20/2028	93,000	88,246
4.50%, 06/26/2028	747,000	748,960
5.75%, 05/02/2034	3,260,000	3,277,993
International Finance Corp., 4.38%, 01/15/2027	56,000	56,282
Province of British Columbia Canada, 4.80%, 06/11/2035 (a)	305,000	315,260
Province of Ontario Canada
3.90%, 09/04/2030	570,000	573,750
4.85%, 06/11/2035	245,000	254,325
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $7,842,770)		7,926,666

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5%	Par	Value
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 6.86% (1 mo. Term SOFR + 2.90%), 08/15/2039 (c)	100,000	100,393
BLP Commercial Mortgage Trust
Series 2025-IND, Class D, 6.21% (1 mo. Term SOFR + 2.25%), 03/15/2042 (c)	205,824	204,489
Series 2025-IND2, Class D, 6.60% (1 mo. Term SOFR + 2.65%), 12/15/2042 (c)	199,000	199,304
BX Trust
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (c)	285,000	273,389
Series 2021-VOLT, Class D, 5.72% (1 mo. Term SOFR + 1.76%), 09/15/2036 (c)	191,828	191,298
Series 2021-VOLT, Class F, 6.47% (1 mo. Term SOFR + 2.51%), 09/15/2036 (c)	169,545	169,099
Series 2024-VLT4, Class E, 6.85% (1 mo. Term SOFR + 2.89%), 06/15/2041 (c)	213,000	211,771
Series 2024-XL5, Class D, 6.65% (1 mo. Term SOFR + 2.69%), 03/15/2041 (c)	176,336	176,453
Series 2025-GW, Class D, 6.71% (1 mo. Term SOFR + 2.75%), 07/15/2042 (c)	192,000	192,388
Series 2025-LIFE, Class A, 6.08%, 06/13/2047 (c)(e)	325,000	336,091
Series 2025-ROIC, Class D, 5.95% (1 mo. Term SOFR + 1.99%), 03/15/2030 (c)	350,632	349,573
Series 2025-VLT7, Class D, 7.21% (1 mo. Term SOFR + 3.25%), 07/15/2044 (c)	255,000	256,330
Series 2025-VOLT, Class D, 6.75% (1 mo. Term SOFR + 2.75%), 12/15/2044 (c)	185,000	185,287
CONE Trust, Series 2024-DFW1, Class D, 7.00% (1 mo. Term SOFR + 3.04%), 08/15/2041 (c)	92,000	91,796
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.21% (1 mo. Term SOFR + 2.25%), 03/15/2042 (c)	366,000	366,762
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.40% (1 mo. Term SOFR + 2.44%), 02/15/2042 (c)	100,000	99,329
ORL Trust, Series 2024-GLKS, Class C, 6.25% (1 mo. Term SOFR + 2.29%), 12/15/2039 (c)	408,000	409,194
SDAL Trust, Series 2025-DAL, Class C, 7.90% (1 mo. Term SOFR + 3.94%), 04/15/2042 (c)	247,000	249,382
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 6.47% (1 mo. Term SOFR + 2.51%), 05/15/2038 (c)	124,000	122,827
SREIT Trust, Series 2021-PALM, Class A, 4.66% (1 mo. Term SOFR + 0.70%), 10/15/2034 (c)	175,000	174,143
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,330,828)		4,359,298

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (j)	37,953,716	37,953,716
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $37,953,716)		37,953,716

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (j)	8,694,865	8,694,865
TOTAL MONEY MARKET FUNDS (Cost $8,694,865)		8,694,865

TOTAL INVESTMENTS - 104.0% (Cost $916,727,010)		933,196,481
Liabilities in Excess of Other Assets - (4.0)%		(36,281,251)
TOTAL NET ASSETS - 100.0%		$896,915,230

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
JSC - Public Joint Stock Company
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $37,134,064.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $122,241,011 or 13.6% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2025.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2025.

(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $555,812 or 0.1% of net assets as of November 30, 2025.

(j)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

ActivePassive Core Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$248,135,140	$–	$248,135,140
Exchange Traded Funds	–	236,508,726	–	236,508,726
Corporate Bonds	–	204,971,069	–	204,971,069
Agency Commercial Mortgage Backed Securities	–	73,574,054	–	73,574,054
Asset-Backed Securities	–	39,163,920	–	39,163,920
Foreign Corporate Bonds	–	26,926,553	–	26,926,553
Collateralized Mortgage Obligations	–	26,484,646	–	26,484,646
Foreign Government Debt Obligations	–	9,432,380	–	9,432,380
U.S. Government Agency Issues	–	9,065,448	–	9,065,448
Foreign Government Agency Issues	–	7,926,666	–	7,926,666
Non-Agency Commercial Mortgage Backed Securities	–	4,359,298	–	4,359,298
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	37,953,716
Money Market Funds	8,694,865	–	–	8,694,865
Total Investments	$8,694,865	$886,547,900	$–	$933,196,481

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $37,953,716 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.